UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Atlanta Capital SMID-Cap Fund

Class A EAASX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.12%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,152	$10,790	$10,563	$10,559
11/15	$10,423	$10,850	$10,907	$10,766
12/15	$10,170	$10,627	$10,359	$10,328
1/16	$9,653	$10,027	$9,448	$9,504
2/16	$9,824	$10,024	$9,448	$9,571
3/16	$10,504	$10,730	$10,202	$10,368
4/16	$10,610	$10,796	$10,362	$10,521
5/16	$10,923	$10,990	$10,596	$10,743
6/16	$10,850	$11,012	$10,589	$10,739
7/16	$11,021	$11,449	$11,221	$11,299
8/16	$11,098	$11,478	$11,420	$11,389
9/16	$11,017	$11,496	$11,547	$11,444
10/16	$10,538	$11,248	$10,998	$10,979
11/16	$11,094	$11,751	$12,224	$11,913
12/16	$11,285	$11,980	$12,567	$12,144
1/17	$11,285	$12,206	$12,616	$12,313
2/17	$11,853	$12,660	$12,860	$12,609
3/17	$11,875	$12,668	$12,877	$12,601
4/17	$11,999	$12,803	$13,018	$12,698
5/17	$12,150	$12,934	$12,753	$12,556
6/17	$12,465	$13,050	$13,194	$12,870
7/17	$12,674	$13,296	$13,292	$13,003
8/17	$12,505	$13,322	$13,123	$12,895
9/17	$12,896	$13,647	$13,942	$13,480
10/17	$13,344	$13,945	$14,061	$13,689
11/17	$13,997	$14,368	$14,466	$14,138
12/17	$14,040	$14,512	$14,407	$14,186
1/18	$14,643	$15,277	$14,784	$14,619
2/18	$14,091	$14,714	$14,212	$14,017
3/18	$14,187	$14,418	$14,395	$14,152
4/18	$14,183	$14,473	$14,520	$14,185
5/18	$14,579	$14,882	$15,401	$14,853
6/18	$14,703	$14,979	$15,511	$14,960
7/18	$15,205	$15,476	$15,782	$15,249
8/18	$15,881	$16,020	$16,462	$15,903
9/18	$15,858	$16,046	$16,066	$15,662
10/18	$14,293	$14,865	$14,321	$14,072
11/18	$14,767	$15,162	$14,549	$14,338
12/18	$13,258	$13,751	$12,821	$12,767
1/19	$14,286	$14,931	$14,263	$14,237
2/19	$15,097	$15,457	$15,004	$14,909
3/19	$15,354	$15,682	$14,690	$14,786
4/19	$16,154	$16,309	$15,189	$15,305
5/19	$15,635	$15,253	$14,008	$14,216
6/19	$16,723	$16,325	$14,998	$15,224
7/19	$17,089	$16,567	$15,084	$15,383
8/19	$17,039	$16,229	$14,340	$14,767
9/19	$17,173	$16,514	$14,638	$15,029
10/19	$16,955	$16,870	$15,024	$15,317
11/19	$17,524	$17,511	$15,642	$15,974
12/19	$17,779	$18,017	$16,093	$16,312
1/20	$17,540	$17,997	$15,577	$15,981
2/20	$15,800	$16,524	$14,266	$14,641
3/20	$12,920	$14,251	$11,166	$11,464
4/20	$14,665	$16,139	$12,700	$13,132
5/20	$15,726	$17,002	$13,526	$14,102
6/20	$15,784	$17,390	$14,005	$14,509
7/20	$16,283	$18,378	$14,392	$15,087
8/20	$17,057	$19,709	$15,203	$15,770
9/20	$16,278	$18,992	$14,695	$15,363
10/20	$16,405	$18,582	$15,003	$15,641
11/20	$18,572	$20,842	$17,768	$18,189
12/20	$19,726	$21,780	$19,305	$19,573
1/21	$19,069	$21,683	$20,277	$20,053
2/21	$20,229	$22,361	$21,541	$21,361
3/21	$21,377	$23,162	$21,757	$21,712
4/21	$22,699	$24,356	$22,214	$22,580
5/21	$22,723	$24,467	$22,260	$22,627
6/21	$22,496	$25,071	$22,691	$22,894
7/21	$22,789	$25,495	$21,872	$22,493
8/21	$22,998	$26,222	$22,361	$23,004
9/21	$21,940	$25,045	$21,701	$22,280
10/21	$23,315	$26,739	$22,625	$23,372
11/21	$22,460	$26,332	$21,682	$22,397
12/21	$24,051	$27,369	$22,166	$23,132
1/22	$22,330	$25,759	$20,032	$21,207
2/22	$22,425	$25,110	$20,246	$21,445
3/22	$22,906	$25,924	$20,498	$21,786
4/22	$21,626	$23,598	$18,466	$19,930
5/22	$21,748	$23,566	$18,494	$19,997
6/22	$20,190	$21,595	$16,973	$18,087
7/22	$21,883	$23,621	$18,745	$19,958
8/22	$21,321	$22,739	$18,362	$19,428
9/22	$19,614	$20,630	$16,602	$17,577
10/22	$21,314	$22,322	$18,430	$19,264
11/22	$22,778	$23,487	$18,860	$20,077
12/22	$21,881	$22,112	$17,636	$18,883
1/23	$23,231	$23,635	$19,355	$20,771
2/23	$22,366	$23,083	$19,028	$20,283
3/23	$22,078	$23,700	$18,119	$19,523
4/23	$22,055	$23,952	$17,793	$19,268
5/23	$21,357	$24,046	$17,629	$18,930
6/23	$22,950	$25,688	$19,062	$20,543
7/23	$23,807	$26,608	$20,228	$21,564
8/23	$23,352	$26,095	$19,216	$20,718
9/23	$22,442	$24,852	$18,085	$19,561
10/23	$21,691	$24,193	$16,851	$18,373
11/23	$23,587	$26,449	$18,377	$20,027
12/23	$24,883	$27,852	$20,622	$22,173
1/24	$25,039	$28,160	$19,820	$21,593
2/24	$26,346	$29,685	$20,940	$22,767
3/24	$27,261	$30,642	$21,690	$23,707
4/24	$25,595	$29,294	$20,163	$22,119
5/24	$26,682	$30,678	$21,175	$23,039
6/24	$26,432	$31,628	$20,979	$22,694
7/24	$27,958	$32,216	$23,111	$24,380
8/24	$28,466	$32,917	$22,765	$24,317
9/24	$29,092	$33,598	$22,925	$24,679
10/24	$28,709	$33,351	$22,593	$24,450
11/24	$30,368	$35,570	$25,072	$26,856
12/24	$28,199	$34,483	$23,001	$24,832
1/25	$28,809	$35,571	$23,604	$25,713
2/25	$27,427	$34,890	$22,342	$24,506
3/25	$26,874	$32,854	$20,821	$22,970
4/25	$26,427	$32,634	$20,340	$22,496
5/25	$27,208	$34,703	$21,426	$23,842
6/25	$27,768	$36,466	$22,591	$24,942
7/25	$27,703	$37,269	$22,982	$25,424
8/25	$27,777	$38,131	$24,625	$26,758
9/25	$26,742	$39,447	$25,391	$27,187

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(8.07)%	10.43%	10.92%
Class A with 5.25% Maximum Sales Charge	(12.90)%	9.25%	10.33%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
28.4%
Financials
21.3%
Information Technology
16.5%
Consumer Discretionary
13.6%
Materials
7.4%
Health Care
4.4%
Consumer Staples
3.1%
Short-Term Investments
2.7%
Real Estate
2.6%

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EAASX-TSR-AR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class C ECASX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.87%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,710	$10,790	$10,563	$10,559
11/15	$10,992	$10,850	$10,907	$10,766
12/15	$10,716	$10,627	$10,359	$10,328
1/16	$10,165	$10,027	$9,448	$9,504
2/16	$10,341	$10,024	$9,448	$9,571
3/16	$11,048	$10,730	$10,202	$10,368
4/16	$11,152	$10,796	$10,362	$10,521
5/16	$11,470	$10,990	$10,596	$10,743
6/16	$11,390	$11,012	$10,589	$10,739
7/16	$11,560	$11,449	$11,221	$11,299
8/16	$11,632	$11,478	$11,420	$11,389
9/16	$11,541	$11,496	$11,547	$11,444
10/16	$11,029	$11,248	$10,998	$10,979
11/16	$11,608	$11,751	$12,224	$11,913
12/16	$11,801	$11,980	$12,567	$12,144
1/17	$11,796	$12,206	$12,616	$12,313
2/17	$12,379	$12,660	$12,860	$12,609
3/17	$12,393	$12,668	$12,877	$12,601
4/17	$12,517	$12,803	$13,018	$12,698
5/17	$12,665	$12,934	$12,753	$12,556
6/17	$12,986	$13,050	$13,194	$12,870
7/17	$13,194	$13,296	$13,292	$13,003
8/17	$13,011	$13,322	$13,123	$12,895
9/17	$13,406	$13,647	$13,942	$13,480
10/17	$13,865	$13,945	$14,061	$13,689
11/17	$14,532	$14,368	$14,466	$14,138
12/17	$14,575	$14,512	$14,407	$14,186
1/18	$15,192	$15,277	$14,784	$14,619
2/18	$14,606	$14,714	$14,212	$14,017
3/18	$14,698	$14,418	$14,395	$14,152
4/18	$14,683	$14,473	$14,520	$14,185
5/18	$15,084	$14,882	$15,401	$14,853
6/18	$15,202	$14,979	$15,511	$14,960
7/18	$15,710	$15,476	$15,782	$15,249
8/18	$16,398	$16,020	$16,462	$15,903
9/18	$16,368	$16,046	$16,066	$15,662
10/18	$14,745	$14,865	$14,321	$14,072
11/18	$15,217	$15,162	$14,549	$14,338
12/18	$13,655	$13,751	$12,821	$12,767
1/19	$14,704	$14,931	$14,263	$14,237
2/19	$15,531	$15,457	$15,004	$14,909
3/19	$15,786	$15,682	$14,690	$14,786
4/19	$16,602	$16,309	$15,189	$15,305
5/19	$16,058	$15,253	$14,008	$14,216
6/19	$17,168	$16,325	$14,998	$15,224
7/19	$17,528	$16,567	$15,084	$15,383
8/19	$17,467	$16,229	$14,340	$14,767
9/19	$17,589	$16,514	$14,638	$15,029
10/19	$17,356	$16,870	$15,024	$15,317
11/19	$17,928	$17,511	$15,642	$15,974
12/19	$18,177	$18,017	$16,093	$16,312
1/20	$17,925	$17,997	$15,577	$15,981
2/20	$16,133	$16,524	$14,266	$14,641
3/20	$13,185	$14,251	$11,166	$11,464
4/20	$14,959	$16,139	$12,700	$13,132
5/20	$16,032	$17,002	$13,526	$14,102
6/20	$16,074	$17,390	$14,005	$14,509
7/20	$16,577	$18,378	$14,392	$15,087
8/20	$17,356	$19,709	$15,203	$15,770
9/20	$16,553	$18,992	$14,695	$15,363
10/20	$16,667	$18,582	$15,003	$15,641
11/20	$18,863	$20,842	$17,768	$18,189
12/20	$20,022	$21,780	$19,305	$19,573
1/21	$19,336	$21,683	$20,277	$20,053
2/21	$20,509	$22,361	$21,541	$21,361
3/21	$21,661	$23,162	$21,757	$21,712
4/21	$22,984	$24,356	$22,214	$22,580
5/21	$22,991	$24,467	$22,260	$22,627
6/21	$22,744	$25,071	$22,691	$22,894
7/21	$23,032	$25,495	$21,872	$22,493
8/21	$23,224	$26,222	$22,361	$23,004
9/21	$22,141	$25,045	$21,701	$22,280
10/21	$23,512	$26,739	$22,625	$23,372
11/21	$22,634	$26,332	$21,682	$22,397
12/21	$24,231	$27,369	$22,166	$23,132
1/22	$22,474	$25,759	$20,032	$21,207
2/22	$22,562	$25,110	$20,246	$21,445
3/22	$23,028	$25,924	$20,498	$21,786
4/22	$21,731	$23,598	$18,466	$19,930
5/22	$21,834	$23,566	$18,494	$19,997
6/22	$20,259	$21,595	$16,973	$18,087
7/22	$21,944	$23,621	$18,745	$19,958
8/22	$21,367	$22,739	$18,362	$19,428
9/22	$19,650	$20,630	$16,602	$17,577
10/22	$21,335	$22,322	$18,430	$19,264
11/22	$22,791	$23,487	$18,860	$20,077
12/22	$21,877	$22,112	$17,636	$18,883
1/23	$23,205	$23,635	$19,355	$20,771
2/23	$22,329	$23,083	$19,028	$20,283
3/23	$22,031	$23,700	$18,119	$19,523
4/23	$21,994	$23,952	$17,793	$19,268
5/23	$21,281	$24,046	$17,629	$18,930
6/23	$22,862	$25,688	$19,062	$20,543
7/23	$23,702	$26,608	$20,228	$21,564
8/23	$23,223	$26,095	$19,216	$20,718
9/23	$22,311	$24,852	$18,085	$19,561
10/23	$21,552	$24,193	$16,851	$18,373
11/23	$23,422	$26,449	$18,377	$20,027
12/23	$24,698	$27,852	$20,622	$22,173
1/24	$24,829	$28,160	$19,820	$21,593
2/24	$26,114	$29,685	$20,940	$22,767
3/24	$27,006	$30,642	$21,690	$23,707
4/24	$25,336	$29,294	$20,163	$22,119
5/24	$26,396	$30,678	$21,175	$23,039
6/24	$26,133	$31,628	$20,979	$22,694
7/24	$27,625	$32,216	$23,111	$24,380
8/24	$28,103	$32,917	$22,765	$24,317
9/24	$28,703	$33,598	$22,925	$24,679
10/24	$28,309	$33,351	$22,593	$24,450
11/24	$29,932	$35,570	$25,072	$26,856
12/24	$27,771	$34,483	$23,001	$24,832
1/25	$28,360	$35,571	$23,604	$25,713
2/25	$26,976	$34,890	$22,342	$24,506
3/25	$26,426	$32,854	$20,821	$22,970
4/25	$25,965	$32,634	$20,340	$22,496
5/25	$26,711	$34,703	$21,426	$23,842
6/25	$27,250	$36,466	$22,591	$24,942
7/25	$27,162	$37,269	$22,982	$25,424
8/25	$27,221	$38,131	$24,625	$26,758
9/25	$26,588	$39,447	$25,391	$27,187

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(8.76)%	9.61%	10.26%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(9.63)%	9.61%	10.26%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ECASX-TSR-AR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class I EISMX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.87%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$1,074,413	$1,062,697	$1,035,938	$1,032,780
3/16	$1,110,061	$1,072,987	$1,020,207	$1,036,835
6/16	$1,147,367	$1,101,212	$1,058,891	$1,073,878
9/16	$1,165,606	$1,149,640	$1,154,677	$1,144,354
12/16	$1,194,902	$1,198,033	$1,256,675	$1,214,435
3/17	$1,257,972	$1,266,839	$1,287,663	$1,260,054
6/17	$1,321,471	$1,305,041	$1,319,385	$1,286,950
9/17	$1,367,809	$1,364,699	$1,394,176	$1,347,970
12/17	$1,490,423	$1,451,185	$1,440,743	$1,418,590
3/18	$1,506,831	$1,441,831	$1,439,531	$1,415,196
6/18	$1,562,705	$1,497,902	$1,551,148	$1,495,987
9/18	$1,686,426	$1,604,611	$1,606,622	$1,566,244
12/18	$1,410,624	$1,375,116	$1,282,061	$1,276,701
3/19	$1,634,773	$1,568,230	$1,469,037	$1,478,644
6/19	$1,781,841	$1,632,451	$1,499,814	$1,522,425
9/19	$1,830,549	$1,651,428	$1,463,807	$1,502,903
12/19	$1,896,427	$1,801,664	$1,609,305	$1,631,191
3/20	$1,379,174	$1,425,122	$1,116,621	$1,146,371
6/20	$1,685,489	$1,739,042	$1,400,450	$1,450,903
9/20	$1,739,990	$1,899,164	$1,469,519	$1,536,252
12/20	$2,109,588	$2,177,992	$1,930,536	$1,957,319
3/21	$2,288,053	$2,316,228	$2,175,695	$2,171,234
6/21	$2,408,713	$2,507,080	$2,269,089	$2,289,396
9/21	$2,350,347	$2,504,530	$2,170,148	$2,228,000
12/21	$2,578,881	$2,736,889	$2,216,622	$2,313,201
3/22	$2,456,941	$2,592,424	$2,049,802	$2,178,643
6/22	$2,167,411	$2,159,459	$1,697,335	$1,808,687
9/22	$2,106,753	$2,063,048	$1,660,212	$1,757,726
12/22	$2,351,614	$2,211,217	$1,763,623	$1,888,284
3/23	$2,374,332	$2,369,989	$1,811,907	$1,952,303
6/23	$2,469,332	$2,568,755	$1,906,222	$2,054,309
9/23	$2,416,325	$2,485,172	$1,808,469	$1,956,071
12/23	$2,681,001	$2,785,179	$2,062,185	$2,217,285
3/24	$2,939,471	$3,064,235	$2,169,008	$2,370,709
6/24	$2,850,954	$3,162,781	$2,097,915	$2,269,371
9/24	$3,139,873	$3,359,795	$2,292,450	$2,467,911
12/24	$3,046,189	$3,448,268	$2,300,117	$2,483,249
3/25	$2,904,830	$3,285,442	$2,082,090	$2,296,972
6/25	$3,002,976	$3,646,553	$2,259,060	$2,494,180
9/25	$2,893,843	$3,944,702	$2,539,066	$2,718,655

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(7.84)%	10.70%	11.20%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EISMX-TSR-AR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class R ERSMX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$131	1.37%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,709	$10,790	$10,563	$10,559
11/15	$10,995	$10,850	$10,907	$10,766
12/15	$10,728	$10,627	$10,359	$10,328
1/16	$10,177	$10,027	$9,448	$9,504
2/16	$10,356	$10,024	$9,448	$9,571
3/16	$11,072	$10,730	$10,202	$10,368
4/16	$11,182	$10,796	$10,362	$10,521
5/16	$11,508	$10,990	$10,596	$10,743
6/16	$11,430	$11,012	$10,589	$10,739
7/16	$11,604	$11,449	$11,221	$11,299
8/16	$11,682	$11,478	$11,420	$11,389
9/16	$11,599	$11,496	$11,547	$11,444
10/16	$11,090	$11,248	$10,998	$10,979
11/16	$11,673	$11,751	$12,224	$11,913
12/16	$11,873	$11,980	$12,567	$12,144
1/17	$11,868	$12,206	$12,616	$12,313
2/17	$12,464	$12,660	$12,860	$12,609
3/17	$12,483	$12,668	$12,877	$12,601
4/17	$12,612	$12,803	$13,018	$12,698
5/17	$12,769	$12,934	$12,753	$12,556
6/17	$13,098	$13,050	$13,194	$12,870
7/17	$13,312	$13,296	$13,292	$13,003
8/17	$13,136	$13,322	$13,123	$12,895
9/17	$13,541	$13,647	$13,942	$13,480
10/17	$14,008	$13,945	$14,061	$13,689
11/17	$14,690	$14,368	$14,466	$14,138
12/17	$14,736	$14,512	$14,407	$14,186
1/18	$15,365	$15,277	$14,784	$14,619
2/18	$14,781	$14,714	$14,212	$14,017
3/18	$14,880	$14,418	$14,395	$14,152
4/18	$14,870	$14,473	$14,520	$14,185
5/18	$15,280	$14,882	$15,401	$14,853
6/18	$15,409	$14,979	$15,511	$14,960
7/18	$15,933	$15,476	$15,782	$15,249
8/18	$16,636	$16,020	$16,462	$15,903
9/18	$16,611	$16,046	$16,066	$15,662
10/18	$14,969	$14,865	$14,321	$14,072
11/18	$15,459	$15,162	$14,549	$14,338
12/18	$13,875	$13,751	$12,821	$12,767
1/19	$14,950	$14,931	$14,263	$14,237
2/19	$15,797	$15,457	$15,004	$14,909
3/19	$16,063	$15,682	$14,690	$14,786
4/19	$16,898	$16,309	$15,189	$15,305
5/19	$16,350	$15,253	$14,008	$14,216
6/19	$17,484	$16,325	$14,998	$15,224
7/19	$17,862	$16,567	$15,084	$15,383
8/19	$17,808	$16,229	$14,340	$14,767
9/19	$17,941	$16,514	$14,638	$15,029
10/19	$17,713	$16,870	$15,024	$15,317
11/19	$18,303	$17,511	$15,642	$15,974
12/19	$18,564	$18,017	$16,093	$16,312
1/20	$18,312	$17,997	$15,577	$15,981
2/20	$16,493	$16,524	$14,266	$14,641
3/20	$13,478	$14,251	$11,166	$11,464
4/20	$15,298	$16,139	$12,700	$13,132
5/20	$16,402	$17,002	$13,526	$14,102
6/20	$16,459	$17,390	$14,005	$14,509
7/20	$16,979	$18,378	$14,392	$15,087
8/20	$17,780	$19,709	$15,203	$15,770
9/20	$16,968	$18,992	$14,695	$15,363
10/20	$17,094	$18,582	$15,003	$15,641
11/20	$19,352	$20,842	$17,768	$18,189
12/20	$20,551	$21,780	$19,305	$19,573
1/21	$19,857	$21,683	$20,277	$20,053
2/21	$21,063	$22,361	$21,541	$21,361
3/21	$22,255	$23,162	$21,757	$21,712
4/21	$23,622	$24,356	$22,214	$22,580
5/21	$23,642	$24,467	$22,260	$22,627
6/21	$23,402	$25,071	$22,691	$22,894
7/21	$23,700	$25,495	$21,872	$22,493
8/21	$23,914	$26,222	$22,361	$23,004
9/21	$22,806	$25,045	$21,701	$22,280
10/21	$24,232	$26,739	$22,625	$23,372
11/21	$23,337	$26,332	$21,682	$22,397
12/21	$24,990	$27,369	$22,166	$23,132
1/22	$23,196	$25,759	$20,032	$21,207
2/22	$23,284	$25,110	$20,246	$21,445
3/22	$23,786	$25,924	$20,498	$21,786
4/22	$22,450	$23,598	$18,466	$19,930
5/22	$22,568	$23,566	$18,494	$19,997
6/22	$20,951	$21,595	$16,973	$18,087
7/22	$22,701	$23,621	$18,745	$19,958
8/22	$22,111	$22,739	$18,362	$19,428
9/22	$20,339	$20,630	$16,602	$17,577
10/22	$22,103	$22,322	$18,430	$19,264
11/22	$23,617	$23,487	$18,860	$20,077
12/22	$22,676	$22,112	$17,636	$18,883
1/23	$24,073	$23,635	$19,355	$20,771
2/23	$23,166	$23,083	$19,028	$20,283
3/23	$22,867	$23,700	$18,119	$19,523
4/23	$22,834	$23,952	$17,793	$19,268
5/23	$22,110	$24,046	$17,629	$18,930
6/23	$23,757	$25,688	$19,062	$20,543
7/23	$24,638	$26,608	$20,228	$21,564
8/23	$24,156	$26,095	$19,216	$20,718
9/23	$23,216	$24,852	$18,085	$19,561
10/23	$22,434	$24,193	$16,851	$18,373
11/23	$24,389	$26,449	$18,377	$20,027
12/23	$25,729	$27,852	$20,622	$22,173
1/24	$25,875	$28,160	$19,820	$21,593
2/24	$27,224	$29,685	$20,940	$22,767
3/24	$28,170	$30,642	$21,690	$23,707
4/24	$26,434	$29,294	$20,163	$22,119
5/24	$27,560	$30,678	$21,175	$23,039
6/24	$27,285	$31,628	$20,979	$22,694
7/24	$28,857	$32,216	$23,111	$24,380
8/24	$29,381	$32,917	$22,765	$24,317
9/24	$30,017	$33,598	$22,925	$24,679
10/24	$29,613	$33,351	$22,593	$24,450
11/24	$31,324	$35,570	$25,072	$26,856
12/24	$29,077	$34,483	$23,001	$24,832
1/25	$29,703	$35,571	$23,604	$25,713
2/25	$28,264	$34,890	$22,342	$24,506
3/25	$27,700	$32,854	$20,821	$22,970
4/25	$27,227	$32,634	$20,340	$22,496
5/25	$28,022	$34,703	$21,426	$23,842
6/25	$28,595	$36,466	$22,591	$24,942
7/25	$28,523	$37,269	$22,982	$25,424
8/25	$28,595	$38,131	$24,625	$26,758
9/25	$27,522	$39,447	$25,391	$27,187

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	(8.31)%	10.15%	10.64%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ERSMX-TSR-AR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class R6 ERASX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.81%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/15	$5,356,866	$5,394,926	$5,281,701	$5,279,425
11/15	$5,504,267	$5,424,833	$5,453,508	$5,383,116
12/15	$5,371,490	$5,313,486	$5,179,689	$5,163,898
1/16	$5,100,432	$5,013,671	$4,724,215	$4,752,146
2/16	$5,191,474	$5,012,057	$4,724,004	$4,785,526
3/16	$5,553,574	$5,364,936	$5,101,035	$5,184,175
4/16	$5,609,441	$5,398,185	$5,181,094	$5,260,635
5/16	$5,777,041	$5,494,761	$5,297,797	$5,371,543
6/16	$5,739,797	$5,506,059	$5,294,457	$5,369,391
7/16	$5,830,839	$5,724,578	$5,610,571	$5,649,416
8/16	$5,874,291	$5,739,180	$5,709,790	$5,694,469
9/16	$5,832,908	$5,748,202	$5,773,387	$5,721,768
10/16	$5,580,473	$5,623,837	$5,498,921	$5,489,532
11/16	$5,878,429	$5,875,515	$6,112,117	$5,956,528
12/16	$5,981,298	$5,990,165	$6,283,376	$6,072,174
1/17	$5,981,298	$6,102,911	$6,308,160	$6,156,438
2/17	$6,285,396	$6,329,888	$6,429,900	$6,304,746
3/17	$6,298,245	$6,334,195	$6,438,314	$6,300,271
4/17	$6,364,632	$6,401,336	$6,508,920	$6,348,880
5/17	$6,448,152	$6,466,847	$6,376,502	$6,277,903
6/17	$6,617,333	$6,525,207	$6,596,927	$6,434,750
7/17	$6,728,693	$6,648,239	$6,645,939	$6,501,382
8/17	$6,643,031	$6,661,048	$6,561,389	$6,447,430
9/17	$6,850,760	$6,823,497	$6,970,879	$6,739,848
10/17	$7,090,612	$6,972,400	$7,030,301	$6,844,311
11/17	$7,439,681	$7,184,118	$7,232,910	$7,069,160
12/17	$7,467,039	$7,255,923	$7,203,717	$7,092,950
1/18	$7,790,153	$7,638,387	$7,391,981	$7,309,277
2/18	$7,495,810	$7,356,839	$7,105,751	$7,008,705
3/18	$7,551,137	$7,209,157	$7,197,654	$7,075,981
4/18	$7,548,924	$7,236,557	$7,259,881	$7,092,744
5/18	$7,763,596	$7,440,847	$7,700,560	$7,426,270
6/18	$7,832,203	$7,489,509	$7,755,740	$7,479,933
7/18	$8,102,202	$7,738,055	$7,890,910	$7,624,654
8/18	$8,462,939	$8,009,798	$8,231,087	$7,951,697
9/18	$8,454,087	$8,023,057	$8,033,111	$7,831,220
10/18	$7,621,957	$7,432,297	$7,160,583	$7,036,166
11/18	$7,876,465	$7,581,156	$7,274,400	$7,169,058
12/18	$7,073,250	$6,875,582	$6,410,303	$6,383,505
1/19	$7,625,331	$7,465,741	$7,131,452	$7,118,428
2/19	$8,059,447	$7,728,305	$7,502,201	$7,454,619
3/19	$8,201,006	$7,841,152	$7,345,185	$7,393,220
4/19	$8,630,403	$8,154,264	$7,594,706	$7,652,289
5/19	$8,356,721	$7,626,586	$7,004,045	$7,107,853
6/19	$8,939,474	$8,162,253	$7,499,072	$7,612,125
7/19	$9,137,657	$8,283,585	$7,542,247	$7,691,307
8/19	$9,114,064	$8,114,721	$7,169,854	$7,383,621
9/19	$9,184,844	$8,257,142	$7,319,034	$7,514,516
10/19	$9,073,956	$8,434,892	$7,511,790	$7,658,373
11/19	$9,380,668	$8,755,517	$7,821,012	$7,987,062
12/19	$9,519,683	$9,008,322	$8,046,527	$8,155,955
1/20	$9,393,728	$8,998,483	$7,788,462	$7,990,358
2/20	$8,464,180	$8,261,748	$7,132,813	$7,320,353
3/20	$6,922,490	$7,125,610	$5,583,103	$5,731,857
4/20	$7,859,595	$8,069,327	$6,349,966	$6,565,900
5/20	$8,431,431	$8,500,863	$6,763,189	$7,050,881
6/20	$8,464,180	$8,695,208	$7,002,251	$7,254,514
7/20	$8,736,242	$9,188,951	$7,196,061	$7,543,586
8/20	$9,154,413	$9,854,639	$7,601,512	$7,885,125
9/20	$8,738,762	$9,495,822	$7,347,596	$7,681,259
10/20	$8,809,296	$9,290,872	$7,501,483	$7,820,365
11/20	$9,977,572	$10,421,135	$8,884,193	$9,094,332
12/20	$10,599,071	$10,889,962	$9,652,679	$9,786,596
1/21	$10,246,328	$10,841,524	$10,138,424	$10,026,406
2/21	$10,876,225	$11,180,400	$10,770,303	$10,680,505
3/21	$11,494,924	$11,581,138	$10,878,476	$10,856,169
4/21	$12,208,808	$12,178,136	$11,106,912	$11,289,877
5/21	$12,225,605	$12,233,729	$11,129,811	$11,313,258
6/21	$12,105,225	$12,535,400	$11,345,445	$11,446,979
7/21	$12,267,598	$12,747,381	$10,935,776	$11,246,468
8/21	$12,385,179	$13,110,908	$11,180,391	$11,501,755
9/21	$11,814,072	$12,522,649	$10,850,739	$11,140,002
10/21	$12,558,751	$13,369,488	$11,312,323	$11,686,222
11/21	$12,102,425	$13,165,986	$10,840,941	$11,198,696
12/21	$12,965,656	$13,684,446	$11,083,110	$11,566,005
1/22	$12,036,866	$12,879,305	$10,016,098	$10,603,310
2/22	$12,089,850	$12,554,885	$10,123,020	$10,722,731
3/22	$12,354,774	$12,962,118	$10,249,012	$10,893,217
4/22	$11,669,090	$11,798,868	$9,233,239	$9,965,087
5/22	$11,734,542	$11,783,049	$9,247,193	$9,998,730
6/22	$10,899,254	$10,797,295	$8,486,675	$9,043,436
7/22	$11,815,577	$11,810,275	$9,372,708	$9,979,139
8/22	$11,516,370	$11,369,524	$9,180,916	$9,713,888
9/22	$10,596,930	$10,315,238	$8,301,059	$8,788,627
10/22	$11,519,486	$11,161,149	$9,214,914	$9,631,833
11/22	$12,314,256	$11,743,719	$9,430,154	$10,038,456
12/22	$11,830,107	$11,056,084	$8,818,114	$9,441,419
1/23	$12,563,704	$11,817,546	$9,677,581	$10,385,421
2/23	$12,097,493	$11,541,338	$9,514,118	$10,141,679
3/23	$11,946,660	$11,849,944	$9,059,536	$9,761,513
4/23	$11,936,376	$11,976,197	$8,896,660	$9,634,164
5/23	$11,562,722	$12,022,794	$8,814,478	$9,465,237
6/23	$12,426,583	$12,843,776	$9,531,110	$10,271,547
7/23	$12,896,223	$13,304,183	$10,113,971	$10,782,211
8/23	$12,649,405	$13,047,363	$9,607,987	$10,358,879
9/23	$12,162,626	$12,425,862	$9,042,344	$9,780,354
10/23	$11,758,119	$12,096,468	$8,425,666	$9,186,320
11/23	$12,789,954	$13,224,443	$9,188,269	$10,013,266
12/23	$13,495,711	$13,925,893	$10,310,925	$11,086,423
1/24	$13,583,896	$14,080,229	$9,909,897	$10,796,450
2/24	$14,296,424	$14,842,400	$10,470,219	$11,383,730
3/24	$14,797,310	$15,321,177	$10,845,042	$11,853,546
4/24	$13,897,831	$14,647,018	$10,081,740	$11,059,447
5/24	$14,493,957	$15,339,047	$10,587,512	$11,519,479
6/24	$14,356,389	$15,813,904	$10,489,575	$11,346,855
7/24	$15,192,376	$16,107,868	$11,555,307	$12,189,874
8/24	$15,471,038	$16,458,516	$11,382,695	$12,158,537
9/24	$15,813,192	$16,798,974	$11,462,249	$12,339,553
10/24	$15,612,132	$16,675,610	$11,296,691	$12,225,062
11/24	$16,518,666	$17,784,940	$12,535,870	$13,428,221
12/24	$15,344,367	$17,241,339	$11,500,586	$12,416,244
1/25	$15,680,082	$17,785,617	$11,802,122	$12,856,372
2/25	$14,928,372	$17,444,774	$11,170,835	$12,252,889
3/25	$14,636,446	$16,427,212	$10,410,449	$11,484,859
4/25	$14,395,607	$16,317,002	$10,169,946	$11,247,786
5/25	$14,822,549	$17,351,272	$10,713,025	$11,921,000
6/25	$15,132,720	$18,232,766	$11,295,299	$12,470,902
7/25	$15,099,878	$18,634,299	$11,491,238	$12,711,915
8/25	$15,147,316	$19,065,532	$12,312,253	$13,379,028
9/25	$14,585,359	$19,723,509	$12,695,328	$13,593,275

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	(7.76)%	10.78%	11.29%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ERASX-TSR-AR

Eaton Vance Atlanta Capital Focused Growth Fund

Class A EAALX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.02%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ The Fund’s overweight exposure to electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are benefitting from AI infrastructure build out

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ Not owning pharmaceutical stocks Eli Lilly & Company was also additive as the company experienced product disappointments

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,353	$10,844	$10,861
11/15	$10,306	$10,876	$10,892
12/15	$10,163	$10,704	$10,732
1/16	$9,571	$10,173	$10,133
2/16	$9,546	$10,159	$10,128
3/16	$10,147	$10,849	$10,811
4/16	$10,017	$10,891	$10,713
5/16	$10,301	$11,086	$10,921
6/16	$10,082	$11,115	$10,878
7/16	$10,553	$11,525	$11,391
8/16	$10,455	$11,541	$11,335
9/16	$10,455	$11,543	$11,376
10/16	$10,285	$11,332	$11,109
11/16	$10,415	$11,752	$11,351
12/16	$10,483	$11,984	$11,491
1/17	$10,803	$12,212	$11,878
2/17	$11,067	$12,697	$12,372
3/17	$11,170	$12,711	$12,515
4/17	$11,566	$12,842	$12,801
5/17	$11,989	$13,023	$13,134
6/17	$11,792	$13,104	$13,099
7/17	$11,999	$13,373	$13,447
8/17	$12,102	$13,414	$13,694
9/17	$12,479	$13,691	$13,872
10/17	$12,893	$14,011	$14,410
11/17	$13,231	$14,440	$14,847
12/17	$13,324	$14,601	$14,963
1/18	$14,373	$15,437	$16,023
2/18	$14,037	$14,868	$15,603
3/18	$13,897	$14,490	$15,175
4/18	$14,009	$14,546	$15,228
5/18	$14,275	$14,896	$15,895
6/18	$14,499	$14,988	$16,048
7/18	$15,157	$15,545	$16,519
8/18	$15,661	$16,052	$17,423
9/18	$15,843	$16,143	$17,520
10/18	$15,143	$15,040	$15,953
11/18	$15,549	$15,346	$16,123
12/18	$14,463	$13,961	$14,736
1/19	$15,569	$15,079	$16,061
2/19	$16,464	$15,564	$16,636
3/19	$17,131	$15,866	$17,109
4/19	$17,716	$16,508	$17,882
5/19	$17,228	$15,459	$16,752
6/19	$18,302	$16,549	$17,903
7/19	$18,562	$16,787	$18,307
8/19	$18,904	$16,521	$18,167
9/19	$18,839	$16,830	$18,169
10/19	$18,969	$17,195	$18,682
11/19	$19,490	$17,819	$19,510
12/19	$19,972	$18,356	$20,099
1/20	$20,428	$18,349	$20,548
2/20	$19,125	$16,839	$19,149
3/20	$17,365	$14,759	$17,265
4/20	$19,760	$16,651	$19,820
5/20	$21,080	$17,444	$21,150
6/20	$21,112	$17,791	$22,071
7/20	$22,415	$18,794	$23,770
8/20	$23,784	$20,145	$26,222
9/20	$23,230	$19,380	$24,989
10/20	$22,757	$18,864	$24,140
11/20	$24,989	$20,929	$26,612
12/20	$25,355	$21,734	$27,836
1/21	$24,536	$21,514	$27,630
2/21	$24,994	$22,108	$27,623
3/21	$25,912	$23,076	$28,098
4/21	$27,828	$24,307	$30,010
5/21	$27,697	$24,477	$29,595
6/21	$28,712	$25,049	$31,451
7/21	$30,481	$25,644	$32,488
8/21	$31,546	$26,423	$33,702
9/21	$29,908	$25,194	$31,815
10/21	$31,710	$26,960	$34,571
11/21	$31,415	$26,773	$34,782
12/21	$32,983	$27,973	$35,517
1/22	$30,176	$26,525	$32,469
2/22	$28,154	$25,731	$31,090
3/22	$29,307	$26,686	$32,306
4/22	$27,402	$24,359	$28,405
5/22	$27,085	$24,404	$27,744
6/22	$25,548	$22,389	$25,547
7/22	$27,903	$24,454	$28,613
8/22	$26,517	$23,457	$27,280
9/22	$24,211	$21,296	$24,628
10/22	$25,598	$23,020	$26,067
11/22	$27,302	$24,307	$27,255
12/22	$26,245	$22,907	$25,169
1/23	$27,635	$24,346	$27,266
2/23	$26,630	$23,752	$26,943
3/23	$28,003	$24,624	$28,784
4/23	$28,388	$25,008	$29,068
5/23	$28,104	$25,117	$30,393
6/23	$29,762	$26,776	$32,472
7/23	$30,700	$27,637	$33,566
8/23	$30,834	$27,197	$33,264
9/23	$28,974	$25,900	$31,455
10/23	$28,321	$25,355	$31,007
11/23	$31,570	$27,671	$34,387
12/23	$32,872	$28,928	$35,910
1/24	$33,276	$29,414	$36,806
2/24	$34,636	$30,985	$39,317
3/24	$34,972	$31,982	$40,009
4/24	$33,679	$30,675	$38,312
5/24	$34,838	$32,196	$40,606
6/24	$35,661	$33,352	$43,344
7/24	$36,484	$33,758	$42,606
8/24	$36,921	$34,577	$43,494
9/24	$37,240	$35,315	$44,726
10/24	$36,013	$34,995	$44,578
11/24	$37,307	$37,049	$47,469
12/24	$36,267	$36,166	$47,888
1/25	$37,850	$37,173	$48,836
2/25	$37,484	$36,688	$47,081
3/25	$36,267	$34,621	$43,115
4/25	$36,441	$34,386	$43,879
5/25	$38,249	$36,550	$47,761
6/25	$38,701	$38,409	$50,806
7/25	$38,788	$39,271	$52,724
8/25	$39,240	$40,067	$53,314
9/25	$39,248	$41,530	$56,146

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	5.37%	11.05%	15.26%
Class A with 5.25% Maximum Sales Charge	(0.17)%	9.86%	14.64%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$874,477,596
# of Portfolio Holdings	24
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$6,181,267

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
25.5%
Information Technology
19.9%
Health Care
17.7%
Industrials
9.1%
Communication Services
8.7%
Materials
7.7%
Consumer Discretionary
4.0%
Real Estate
3.1%
Short-Term Investments
2.7%
Consumer Staples
1.6%

Value	Value
Consumer Staples	1.6%
Short-Term Investments	2.7%
Real Estate	3.1%
Consumer Discretionary	4.0%
Materials	7.7%
Communication Services	8.7%
Industrials	9.1%
Health Care	17.7%
Information Technology	19.9%
Financials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	8.7%
Visa, Inc., Class A	8.6%
Microsoft Corp.	7.2%
Thermo Fisher Scientific, Inc.	7.1%
Mastercard, Inc., Class A	6.3%
Danaher Corp.	6.2%
S&P Global, Inc.	4.5%
Zoetis, Inc.	4.3%
Ecolab, Inc.	4.1%
Amphenol Corp., Class A	4.0%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EAALX-TSR-AR

Eaton Vance Atlanta Capital Focused Growth Fund

Class C EAGCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.77%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ The Fund’s overweight exposure to electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are benefitting from AI infrastructure build out

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ Not owning pharmaceutical stocks Eli Lilly & Company was also additive as the company experienced product disappointments

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Russell 1000® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,918	$10,844	$10,861
11/15	$10,860	$10,876	$10,892
12/15	$10,707	$10,704	$10,732
1/16	$10,078	$10,173	$10,133
2/16	$10,043	$10,159	$10,128
3/16	$10,672	$10,849	$10,811
4/16	$10,524	$10,891	$10,713
5/16	$10,812	$11,086	$10,921
6/16	$10,576	$11,115	$10,878
7/16	$11,065	$11,525	$11,391
8/16	$10,960	$11,541	$11,335
9/16	$10,952	$11,543	$11,376
10/16	$10,768	$11,332	$11,109
11/16	$10,890	$11,752	$11,351
12/16	$10,964	$11,984	$11,491
1/17	$11,289	$12,212	$11,878
2/17	$11,554	$12,697	$12,372
3/17	$11,656	$12,711	$12,515
4/17	$12,062	$12,842	$12,801
5/17	$12,490	$13,023	$13,134
6/17	$12,286	$13,104	$13,099
7/17	$12,490	$13,373	$13,447
8/17	$12,591	$13,414	$13,694
9/17	$12,968	$13,691	$13,872
10/17	$13,385	$14,011	$14,410
11/17	$13,730	$14,440	$14,847
12/17	$13,825	$14,601	$14,963
1/18	$14,905	$15,437	$16,023
2/18	$14,551	$14,868	$15,603
3/18	$14,381	$14,490	$15,175
4/18	$14,504	$14,546	$15,228
5/18	$14,767	$14,896	$15,895
6/18	$14,998	$14,988	$16,048
7/18	$15,662	$15,545	$16,519
8/18	$16,171	$16,052	$17,423
9/18	$16,340	$16,143	$17,520
10/18	$15,615	$15,040	$15,953
11/18	$16,016	$15,346	$16,123
12/18	$14,894	$13,961	$14,736
1/19	$16,019	$15,079	$16,061
2/19	$16,926	$15,564	$16,636
3/19	$17,598	$15,866	$17,109
4/19	$18,214	$16,508	$17,882
5/19	$17,688	$15,459	$16,752
6/19	$18,777	$16,549	$17,903
7/19	$19,031	$16,787	$18,307
8/19	$19,376	$16,521	$18,167
9/19	$19,285	$16,830	$18,169
10/19	$19,412	$17,195	$18,682
11/19	$19,938	$17,819	$19,510
12/19	$20,421	$18,356	$20,099
1/20	$20,857	$18,349	$20,548
2/20	$19,531	$16,839	$19,149
3/20	$17,732	$14,759	$17,265
4/20	$20,149	$16,651	$19,820
5/20	$21,475	$17,444	$21,150
6/20	$21,511	$17,791	$22,071
7/20	$22,801	$18,794	$23,770
8/20	$24,182	$20,145	$26,222
9/20	$23,601	$19,380	$24,989
10/20	$23,110	$18,864	$24,140
11/20	$25,363	$20,929	$26,612
12/20	$25,716	$21,734	$27,836
1/21	$24,875	$21,514	$27,630
2/21	$25,332	$22,108	$27,623
3/21	$26,246	$23,076	$28,098
4/21	$28,147	$24,307	$30,010
5/21	$28,001	$24,477	$29,595
6/21	$29,024	$25,049	$31,451
7/21	$30,779	$25,644	$32,488
8/21	$31,839	$26,423	$33,702
9/21	$30,157	$25,194	$31,815
10/21	$31,967	$26,960	$34,571
11/21	$31,638	$26,773	$34,782
12/21	$33,204	$27,973	$35,517
1/22	$30,364	$26,525	$32,469
2/22	$28,309	$25,731	$31,090
3/22	$29,449	$26,686	$32,306
4/22	$27,524	$24,359	$28,405
5/22	$27,188	$24,404	$27,744
6/22	$25,618	$22,389	$25,547
7/22	$27,972	$24,454	$28,613
8/22	$26,571	$23,457	$27,280
9/22	$24,254	$21,296	$24,628
10/22	$25,618	$23,020	$26,067
11/22	$27,300	$24,307	$27,255
12/22	$26,229	$22,907	$25,169
1/23	$27,597	$24,346	$27,266
2/23	$26,585	$23,752	$26,943
3/23	$27,934	$24,624	$28,784
4/23	$28,290	$25,008	$29,068
5/23	$27,990	$25,117	$30,393
6/23	$29,639	$26,776	$32,472
7/23	$30,538	$27,637	$33,566
8/23	$30,670	$27,197	$33,264
9/23	$28,796	$25,900	$31,455
10/23	$28,140	$25,355	$31,007
11/23	$31,344	$27,671	$34,387
12/23	$32,617	$28,928	$35,910
1/24	$32,974	$29,414	$36,806
2/24	$34,307	$30,985	$39,317
3/24	$34,626	$31,982	$40,009
4/24	$33,330	$30,675	$38,312
5/24	$34,457	$32,196	$40,606
6/24	$35,246	$33,352	$43,344
7/24	$36,034	$33,758	$42,606
8/24	$36,447	$34,577	$43,494
9/24	$36,729	$35,315	$44,726
10/24	$35,490	$34,995	$44,578
11/24	$36,748	$37,049	$47,469
12/24	$35,697	$36,166	$47,888
1/25	$37,240	$37,173	$48,836
2/25	$36,849	$36,688	$47,081
3/25	$35,639	$34,621	$43,115
4/25	$35,795	$34,386	$43,879
5/25	$37,552	$36,550	$47,761
6/25	$37,962	$38,409	$50,806
7/25	$38,021	$39,271	$52,724
8/25	$38,431	$40,067	$53,314
9/25	$38,999	$41,530	$56,146

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.58%	10.23%	14.57%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.58%	10.23%	14.57%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$874,477,596
# of Portfolio Holdings	24
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$6,181,267

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.6%
Short-Term Investments	2.7%
Real Estate	3.1%
Consumer Discretionary	4.0%
Materials	7.7%
Communication Services	8.7%
Industrials	9.1%
Health Care	17.7%
Information Technology	19.9%
Financials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	8.7%
Visa, Inc., Class A	8.6%
Microsoft Corp.	7.2%
Thermo Fisher Scientific, Inc.	7.1%
Mastercard, Inc., Class A	6.3%
Danaher Corp.	6.2%
S&P Global, Inc.	4.5%
Zoetis, Inc.	4.3%
Ecolab, Inc.	4.1%
Amphenol Corp., Class A	4.0%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EAGCX-TSR-AR

Eaton Vance Atlanta Capital Focused Growth Fund

Class I EILGX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.77%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ The Fund’s overweight exposure to electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are benefitting from AI infrastructure build out

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ Not owning pharmaceutical stocks Eli Lilly & Company was also additive as the company experienced product disappointments

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Growth Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,073,460	$1,070,426	$1,073,171
3/16	$1,072,539	$1,084,853	$1,081,133
6/16	$1,065,167	$1,111,489	$1,087,775
9/16	$1,106,631	$1,154,304	$1,137,606
12/16	$1,109,835	$1,198,448	$1,149,114
3/17	$1,182,451	$1,271,147	$1,251,485
6/17	$1,249,648	$1,310,402	$1,309,932
9/17	$1,323,348	$1,369,113	$1,387,205
12/17	$1,414,311	$1,460,088	$1,496,290
3/18	$1,474,852	$1,449,004	$1,517,467
6/18	$1,540,438	$1,498,761	$1,604,818
9/18	$1,683,383	$1,614,326	$1,751,989
12/18	$1,539,634	$1,396,072	$1,473,641
3/19	$1,823,199	$1,586,608	$1,710,917
6/19	$1,949,006	$1,654,893	$1,790,298
9/19	$2,006,917	$1,682,998	$1,816,929
12/19	$2,130,426	$1,835,645	$2,009,893
3/20	$1,854,371	$1,475,896	$1,726,509
6/20	$2,254,450	$1,779,093	$2,207,141
9/20	$2,480,496	$1,937,956	$2,498,864
12/20	$2,709,422	$2,173,382	$2,783,561
3/21	$2,771,823	$2,307,588	$2,809,784
6/21	$3,073,764	$2,504,859	$3,145,120
9/21	$3,202,593	$2,519,439	$3,181,487
12/21	$3,534,218	$2,797,260	$3,551,728
3/22	$3,142,900	$2,668,628	$3,230,610
6/22	$2,741,284	$2,238,949	$2,554,674
9/22	$2,601,234	$2,129,630	$2,462,795
12/22	$2,817,808	$2,290,652	$2,516,865
3/23	$3,009,932	$2,462,384	$2,878,426
6/23	$3,202,055	$2,677,649	$3,247,158
9/23	$3,119,421	$2,589,999	$3,145,513
12/23	$3,540,652	$2,892,810	$3,591,016
3/24	$3,769,215	$3,198,173	$4,000,912
6/24	$3,846,095	$3,335,176	$4,334,377
9/24	$4,018,556	$3,531,504	$4,472,608
12/24	$3,916,612	$3,616,583	$4,788,844
3/25	$3,918,777	$3,462,077	$4,311,508
6/25	$4,182,915	$3,840,911	$5,080,619
9/25	$4,245,702	$4,152,966	$5,614,587

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	5.65%	11.34%	15.54%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$874,477,596
# of Portfolio Holdings	24
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$6,181,267

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.6%
Short-Term Investments	2.7%
Real Estate	3.1%
Consumer Discretionary	4.0%
Materials	7.7%
Communication Services	8.7%
Industrials	9.1%
Health Care	17.7%
Information Technology	19.9%
Financials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	8.7%
Visa, Inc., Class A	8.6%
Microsoft Corp.	7.2%
Thermo Fisher Scientific, Inc.	7.1%
Mastercard, Inc., Class A	6.3%
Danaher Corp.	6.2%
S&P Global, Inc.	4.5%
Zoetis, Inc.	4.3%
Ecolab, Inc.	4.1%
Amphenol Corp., Class A	4.0%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EILGX-TSR-AR

Eaton Vance Atlanta Capital Focused Growth Fund

Class R6 ERLGX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ The Fund’s overweight exposure to electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are benefitting from AI infrastructure build out

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ Not owning pharmaceutical stocks Eli Lilly & Company was also additive as the company experienced product disappointments

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Russell 1000® Growth Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,464,419	$5,421,770	$5,430,529
11/15	$5,438,202	$5,437,894	$5,445,772
12/15	$5,367,301	$5,352,128	$5,365,856
1/16	$5,054,016	$5,086,533	$5,066,294
2/16	$5,044,802	$5,079,670	$5,064,132
3/16	$5,362,694	$5,424,266	$5,405,665
4/16	$5,293,587	$5,445,294	$5,356,302
5/16	$5,441,015	$5,543,082	$5,460,318
6/16	$5,325,837	$5,557,444	$5,438,873
7/16	$5,579,228	$5,762,340	$5,695,598
8/16	$5,528,550	$5,770,431	$5,667,301
9/16	$5,533,157	$5,771,522	$5,688,032
10/16	$5,441,015	$5,666,242	$5,554,460
11/16	$5,510,122	$5,876,091	$5,675,315
12/16	$5,549,173	$5,992,239	$5,745,570
1/17	$5,722,584	$6,105,890	$5,939,188
2/17	$5,858,062	$6,348,330	$6,185,876
3/17	$5,912,253	$6,355,735	$6,257,424
4/17	$6,123,599	$6,421,008	$6,400,532
5/17	$6,351,202	$6,511,370	$6,566,963
6/17	$6,248,239	$6,552,011	$6,549,662
7/17	$6,362,040	$6,686,737	$6,723,747
8/17	$6,416,231	$6,707,207	$6,847,002
9/17	$6,616,738	$6,845,564	$6,936,027
10/17	$6,833,503	$7,005,308	$7,204,778
11/17	$7,017,753	$7,220,160	$7,423,658
12/17	$7,071,553	$7,300,438	$7,481,452
1/18	$7,626,514	$7,718,417	$8,011,334
2/18	$7,449,936	$7,433,938	$7,801,270
3/18	$7,374,259	$7,245,018	$7,587,335
4/18	$7,441,527	$7,272,817	$7,613,842
5/18	$7,576,063	$7,447,961	$7,947,567
6/18	$7,702,191	$7,493,803	$8,024,090
7/18	$8,055,348	$7,772,674	$8,259,649
8/18	$8,324,420	$8,025,949	$8,711,256
9/18	$8,416,914	$8,071,632	$8,759,944
10/18	$8,046,940	$7,519,935	$7,976,569
11/18	$8,265,561	$7,673,179	$8,061,293
12/18	$7,698,172	$6,980,361	$7,368,203
1/19	$8,287,267	$7,539,738	$8,030,503
2/19	$8,756,546	$7,781,826	$8,317,832
3/19	$9,115,994	$7,933,040	$8,554,583
4/19	$9,435,503	$8,254,246	$8,941,078
5/19	$9,165,917	$7,729,704	$8,376,239
6/19	$9,745,028	$8,274,465	$8,951,492
7/19	$9,884,813	$8,393,386	$9,153,624
8/19	$10,064,537	$8,260,432	$9,083,519
9/19	$10,034,583	$8,414,989	$9,084,646
10/19	$10,114,460	$8,597,255	$9,340,757
11/19	$10,394,030	$8,909,326	$9,755,142
12/19	$10,652,128	$9,178,227	$10,049,466
1/20	$10,892,176	$9,174,629	$10,274,123
2/20	$10,202,039	$8,419,381	$9,574,437
3/20	$9,271,853	$7,379,479	$8,632,547
4/20	$10,542,106	$8,325,482	$9,909,914
5/20	$11,252,248	$8,722,009	$10,575,208
6/20	$11,272,252	$8,895,465	$11,035,706
7/20	$11,962,390	$9,397,037	$11,884,783
8/20	$12,702,538	$10,072,501	$13,111,199
9/20	$12,402,478	$9,689,779	$12,494,318
10/20	$12,152,428	$9,432,091	$12,069,987
11/20	$13,352,668	$10,464,566	$13,305,855
12/20	$13,547,109	$10,866,909	$13,917,807
1/21	$13,114,326	$10,757,199	$13,814,831
2/21	$13,365,944	$11,053,828	$13,811,634
3/21	$13,859,115	$11,537,938	$14,048,921
4/21	$14,885,716	$12,153,703	$15,004,790
5/21	$14,815,263	$12,238,589	$14,797,254
6/21	$15,368,822	$12,524,296	$15,725,601
7/21	$16,314,906	$12,821,810	$16,243,858
8/21	$16,888,594	$13,211,665	$16,851,198
9/21	$16,012,964	$12,597,194	$15,907,433
10/21	$16,989,242	$13,479,776	$17,285,264
11/21	$16,828,206	$13,386,375	$17,390,947
12/21	$17,671,088	$13,986,300	$17,758,640
1/22	$16,167,604	$13,262,551	$16,234,504
2/22	$15,086,331	$12,865,451	$15,544,967
3/22	$15,714,499	$13,343,139	$16,153,050
4/22	$14,695,013	$12,179,593	$14,202,380
5/22	$14,530,248	$12,201,938	$13,872,209
6/22	$13,706,421	$11,194,744	$12,773,372
7/22	$14,973,055	$12,226,949	$14,306,446
8/22	$14,241,908	$11,728,311	$13,639,994
9/22	$13,006,168	$10,648,150	$12,313,973
10/22	$13,747,612	$11,510,238	$13,033,705
11/22	$14,664,120	$12,153,477	$13,627,612
12/22	$14,089,042	$11,453,260	$12,584,327
1/23	$14,843,074	$12,172,914	$13,633,199
2/23	$14,316,285	$11,875,907	$13,471,286
3/23	$15,049,659	$12,311,922	$14,392,131
4/23	$15,256,243	$12,504,092	$14,534,126
5/23	$15,111,634	$12,558,443	$15,196,567
6/23	$16,010,275	$13,388,246	$16,235,792
7/23	$16,516,406	$13,818,343	$16,782,772
8/23	$16,599,040	$13,598,333	$16,632,082
9/23	$15,597,107	$12,949,993	$15,727,565
10/23	$15,256,243	$12,677,700	$15,503,643
11/23	$17,001,879	$13,835,496	$17,193,711
12/23	$17,707,595	$14,464,051	$17,955,082
1/24	$17,925,822	$14,707,109	$18,402,911
2/24	$18,663,638	$15,492,404	$19,658,487
3/24	$18,850,690	$15,990,865	$20,004,559
4/24	$18,164,833	$15,337,726	$19,156,050
5/24	$18,788,340	$16,098,242	$20,302,831
6/24	$19,245,578	$16,675,880	$21,671,883
7/24	$19,692,425	$16,878,865	$21,303,235
8/24	$19,931,436	$17,288,291	$21,746,937
9/24	$20,108,096	$17,657,519	$22,363,039
10/24	$19,453,414	$17,497,390	$22,289,034
11/24	$20,149,663	$18,524,507	$23,734,711
12/24	$19,600,215	$18,082,916	$23,944,221
1/25	$20,456,167	$18,586,478	$24,417,844
2/25	$20,261,140	$18,343,960	$23,540,588
3/25	$19,611,049	$17,310,382	$21,557,539
4/25	$19,708,563	$17,193,002	$21,939,340
5/25	$20,694,533	$18,275,210	$23,880,546
6/25	$20,943,734	$19,204,553	$25,403,094
7/25	$20,997,908	$19,635,561	$26,362,116
8/25	$21,247,109	$20,033,603	$26,656,840
9/25	$21,257,944	$20,764,832	$28,072,934

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	5.72%	11.37%	15.56%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%
Footnote	Description
Footnote[1]	Class R6 performance prior to 6/30/23 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$874,477,596
# of Portfolio Holdings	24
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$6,181,267

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.6%
Short-Term Investments	2.7%
Real Estate	3.1%
Consumer Discretionary	4.0%
Materials	7.7%
Communication Services	8.7%
Industrials	9.1%
Health Care	17.7%
Information Technology	19.9%
Financials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	8.7%
Visa, Inc., Class A	8.6%
Microsoft Corp.	7.2%
Thermo Fisher Scientific, Inc.	7.1%
Mastercard, Inc., Class A	6.3%
Danaher Corp.	6.2%
S&P Global, Inc.	4.5%
Zoetis, Inc.	4.3%
Ecolab, Inc.	4.1%
Amphenol Corp., Class A	4.0%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ERLGX-TSR-AR

Eaton Vance Atlanta Capital Select Equity Fund

Class A ESEAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.05%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ An overweight position in Fiserv, a leading provider of financial processing and merchant acceptance solutions detracted from results as the company lowered growth expectations for its Clover payment solution

↓ An overweight position in CDW Corp. dragged on returns as large AI sending initiatives muted expectations for traditional enterprise IT demand in the near term

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

↑ An overweight position in O’Reilly Automotive, Inc., a leading provider of automotive parts and accessories, outperformed due to accelerating same store sales and stable margins

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 1000® Index
9/15	$10,000	$10,000
10/15	$10,137	$10,809
11/15	$10,241	$10,845
12/15	$9,963	$10,650
1/16	$9,567	$10,076
2/16	$9,645	$10,073
3/16	$10,263	$10,775
4/16	$10,233	$10,833
5/16	$10,353	$11,023
6/16	$10,257	$11,048
7/16	$10,551	$11,469
8/16	$10,557	$11,484
9/16	$10,539	$11,493
10/16	$10,155	$11,269
11/16	$10,443	$11,713
12/16	$10,522	$11,933
1/17	$10,822	$12,173
2/17	$11,326	$12,645
3/17	$11,284	$12,653
4/17	$11,434	$12,786
5/17	$11,614	$12,949
6/17	$11,686	$13,040
7/17	$11,800	$13,298
8/17	$11,770	$13,340
9/17	$11,979	$13,624
10/17	$12,267	$13,936
11/17	$12,585	$14,361
12/17	$12,573	$14,521
1/18	$13,084	$15,319
2/18	$12,676	$14,756
3/18	$12,554	$14,421
4/18	$12,609	$14,470
5/18	$12,652	$14,840
6/18	$12,822	$14,936
7/18	$13,468	$15,451
8/18	$13,858	$15,983
9/18	$14,041	$16,044
10/18	$13,194	$14,909
11/18	$13,602	$15,212
12/18	$12,493	$13,827
1/19	$13,542	$14,985
2/19	$14,095	$15,493
3/19	$14,514	$15,763
4/19	$14,927	$16,399
5/19	$14,756	$15,354
6/19	$15,721	$16,432
7/19	$16,147	$16,687
8/19	$16,465	$16,382
9/19	$16,319	$16,665
10/19	$16,490	$17,019
11/19	$17,088	$17,662
12/19	$17,257	$18,172
1/20	$17,437	$18,191
2/20	$16,256	$16,705
3/20	$14,236	$14,497
4/20	$15,711	$16,413
5/20	$16,475	$17,279
6/20	$16,102	$17,661
7/20	$16,834	$18,695
8/20	$17,501	$20,068
9/20	$17,302	$19,334
10/20	$17,193	$18,868
11/20	$19,175	$21,090
12/20	$19,939	$21,981
1/21	$18,978	$21,800
2/21	$20,085	$22,432
3/21	$20,709	$23,281
4/21	$22,167	$24,534
5/21	$21,789	$24,651
6/21	$21,796	$25,268
7/21	$22,552	$25,793
8/21	$22,870	$26,540
9/21	$21,683	$25,321
10/21	$22,280	$27,078
11/21	$21,405	$26,714
12/21	$22,974	$27,796
1/22	$21,732	$26,229
2/22	$21,101	$25,509
3/22	$21,839	$26,370
4/22	$20,427	$24,020
5/22	$20,370	$23,983
6/22	$18,660	$21,975
7/22	$20,235	$24,021
8/22	$19,703	$23,099
9/22	$18,185	$20,962
10/22	$19,625	$22,643
11/22	$20,782	$23,868
12/22	$20,152	$22,480
1/23	$21,322	$23,987
2/23	$20,552	$23,416
3/23	$20,741	$24,157
4/23	$21,058	$24,456
5/23	$20,673	$24,570
6/23	$21,979	$26,230
7/23	$22,651	$27,132
8/23	$23,059	$26,657
9/23	$21,813	$25,404
10/23	$21,028	$24,790
11/23	$23,187	$27,105
12/23	$24,292	$28,444
1/24	$24,750	$28,840
2/24	$25,797	$30,398
3/24	$26,448	$31,372
4/24	$25,130	$30,037
5/24	$25,541	$31,452
6/24	$25,851	$32,493
7/24	$26,852	$32,965
8/24	$27,620	$33,747
9/24	$27,557	$34,468
10/24	$27,232	$34,228
11/24	$29,186	$36,431
12/24	$28,067	$35,415
1/25	$29,558	$36,543
2/25	$28,213	$35,904
3/25	$27,159	$33,826
4/25	$26,567	$33,624
5/25	$27,029	$35,771
6/25	$27,046	$37,582
7/25	$26,778	$38,417
8/25	$27,240	$39,226
9/25	$26,923	$40,586

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(2.33)%	9.23%	11.00%
Class A with 5.25% Maximum Sales Charge	(7.46)%	8.07%	10.40%
Russell 1000® Index	17.75%	15.98%	15.02%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$618,076,241
# of Portfolio Holdings	28
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$5,057,202

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
23.2%
Information Technology
19.2%
Industrials
16.1%
Consumer Discretionary
15.3%
Health Care
8.9%
Communication Services
7.9%
Materials
7.4%
Short-Term Investments
2.0%

Value	Value
Short-Term Investments	2.0%
Materials	7.4%
Communication Services	7.9%
Health Care	8.9%
Consumer Discretionary	15.3%
Industrials	16.1%
Information Technology	19.2%
Financials	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	7.9%
TJX Cos., Inc.	7.5%
White Mountains Insurance Group Ltd.	5.9%
GoDaddy, Inc., Class A	5.6%
Fiserv, Inc.	5.5%
Martin Marietta Materials, Inc.	4.8%
Markel Group, Inc.	4.8%
CDW Corp.	4.4%
Ross Stores, Inc.	4.1%
Trimble, Inc.	4.0%
Total	54.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ESEAX-TSR-AR

Eaton Vance Atlanta Capital Select Equity Fund

Class C ESECX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ An overweight position in Fiserv, a leading provider of financial processing and merchant acceptance solutions detracted from results as the company lowered growth expectations for its Clover payment solution

↓ An overweight position in CDW Corp. dragged on returns as large AI sending initiatives muted expectations for traditional enterprise IT demand in the near term

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

↑ An overweight position in O’Reilly Automotive, Inc., a leading provider of automotive parts and accessories, outperformed due to accelerating same store sales and stable margins

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 1000® Index
9/15	$10,000	$10,000
10/15	$10,700	$10,809
11/15	$10,800	$10,845
12/15	$10,500	$10,650
1/16	$10,074	$10,076
2/16	$10,151	$10,073
3/16	$10,797	$10,775
4/16	$10,758	$10,833
5/16	$10,881	$11,023
6/16	$10,765	$11,048
7/16	$11,075	$11,469
8/16	$11,068	$11,484
9/16	$11,049	$11,493
10/16	$10,636	$11,269
11/16	$10,926	$11,713
12/16	$11,006	$11,933
1/17	$11,316	$12,173
2/17	$11,833	$12,645
3/17	$11,781	$12,653
4/17	$11,929	$12,786
5/17	$12,110	$12,949
6/17	$12,175	$13,040
7/17	$12,285	$13,298
8/17	$12,252	$13,340
9/17	$12,459	$13,624
10/17	$12,756	$13,936
11/17	$13,073	$14,361
12/17	$13,053	$14,521
1/18	$13,578	$15,319
2/18	$13,145	$14,756
3/18	$13,007	$14,421
4/18	$13,059	$14,470
5/18	$13,099	$14,840
6/18	$13,263	$14,936
7/18	$13,919	$15,451
8/18	$14,320	$15,983
9/18	$14,497	$16,044
10/18	$13,617	$14,909
11/18	$14,031	$15,212
12/18	$12,875	$13,827
1/19	$13,946	$14,985
2/19	$14,508	$15,493
3/19	$14,927	$15,763
4/19	$15,346	$16,399
5/19	$15,160	$15,354
6/19	$16,142	$16,432
7/19	$16,574	$16,687
8/19	$16,883	$16,382
9/19	$16,718	$16,665
10/19	$16,883	$17,019
11/19	$17,487	$17,662
12/19	$17,649	$18,172
1/20	$17,823	$18,191
2/20	$16,610	$16,705
3/20	$14,530	$14,497
4/20	$16,027	$16,413
5/20	$16,797	$17,279
6/20	$16,409	$17,661
7/20	$17,143	$18,695
8/20	$17,816	$20,068
9/20	$17,601	$19,334
10/20	$17,476	$18,868
11/20	$19,480	$21,090
12/20	$20,249	$21,981
1/21	$19,258	$21,800
2/21	$20,364	$22,432
3/21	$20,982	$23,281
4/21	$22,447	$24,534
5/21	$22,052	$24,651
6/21	$22,045	$25,268
7/21	$22,799	$25,793
8/21	$23,107	$26,540
9/21	$21,887	$25,321
10/21	$22,483	$27,078
11/21	$21,585	$26,714
12/21	$23,147	$27,796
1/22	$21,888	$26,229
2/22	$21,231	$25,509
3/22	$21,965	$26,370
4/22	$20,536	$24,020
5/22	$20,467	$23,983
6/22	$18,737	$21,975
7/22	$20,297	$24,021
8/22	$19,756	$23,099
9/22	$18,227	$20,962
10/22	$19,648	$22,643
11/22	$20,799	$23,868
12/22	$20,151	$22,480
1/23	$21,316	$23,987
2/23	$20,531	$23,416
3/23	$20,705	$24,157
4/23	$21,011	$24,456
5/23	$20,614	$24,570
6/23	$21,895	$26,230
7/23	$22,556	$27,132
8/23	$22,945	$26,657
9/23	$21,688	$25,404
10/23	$20,903	$24,790
11/23	$23,036	$27,105
12/23	$24,113	$28,444
1/24	$24,547	$28,840
2/24	$25,577	$30,398
3/24	$26,207	$31,372
4/24	$24,879	$30,037
5/24	$25,271	$31,452
6/24	$25,560	$32,493
7/24	$26,539	$32,965
8/24	$27,280	$33,747
9/24	$27,203	$34,468
10/24	$26,863	$34,228
11/24	$28,779	$36,431
12/24	$27,652	$35,415
1/25	$29,109	$36,543
2/25	$27,759	$35,904
3/25	$26,704	$33,826
4/25	$26,113	$33,624
5/25	$26,552	$35,771
6/25	$26,543	$37,582
7/25	$26,265	$38,417
8/25	$26,704	$39,226
9/25	$26,762	$40,586

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(3.09)%	8.41%	10.34%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(4.01)%	8.41%	10.34%
Russell 1000® Index	17.75%	15.98%	15.02%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$618,076,241
# of Portfolio Holdings	28
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$5,057,202

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Materials	7.4%
Communication Services	7.9%
Health Care	8.9%
Consumer Discretionary	15.3%
Industrials	16.1%
Information Technology	19.2%
Financials	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	7.9%
TJX Cos., Inc.	7.5%
White Mountains Insurance Group Ltd.	5.9%
GoDaddy, Inc., Class A	5.6%
Fiserv, Inc.	5.5%
Martin Marietta Materials, Inc.	4.8%
Markel Group, Inc.	4.8%
CDW Corp.	4.4%
Ross Stores, Inc.	4.1%
Trimble, Inc.	4.0%
Total	54.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ESECX-TSR-AR

Eaton Vance Atlanta Capital Select Equity Fund

Class I ESEIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.80%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ An overweight position in Fiserv, a leading provider of financial processing and merchant acceptance solutions detracted from results as the company lowered growth expectations for its Clover payment solution

↓ An overweight position in CDW Corp. dragged on returns as large AI sending initiatives muted expectations for traditional enterprise IT demand in the near term

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

↑ An overweight position in O’Reilly Automotive, Inc., a leading provider of automotive parts and accessories, outperformed due to accelerating same store sales and stable margins

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 1000® Index
9/15	$1,000,000	$1,000,000
12/15	$1,052,995	$1,064,969
3/16	$1,085,038	$1,077,472
6/16	$1,084,409	$1,104,799
9/16	$1,115,823	$1,149,318
12/16	$1,114,766	$1,193,338
3/17	$1,195,828	$1,265,254
6/17	$1,239,187	$1,303,991
9/17	$1,271,235	$1,362,381
12/17	$1,334,651	$1,452,139
3/18	$1,333,374	$1,442,119
6/18	$1,362,735	$1,493,554
9/18	$1,493,583	$1,604,408
12/18	$1,330,204	$1,382,667
3/19	$1,545,804	$1,576,250
6/19	$1,675,564	$1,643,195
9/19	$1,740,111	$1,666,545
12/19	$1,841,718	$1,817,186
3/20	$1,519,989	$1,449,737
6/20	$1,720,146	$1,766,118
9/20	$1,849,778	$1,933,411
12/20	$2,133,312	$2,198,128
3/21	$2,216,563	$2,328,093
6/21	$2,334,502	$2,526,829
9/21	$2,324,096	$2,532,065
12/21	$2,464,037	$2,779,642
3/22	$2,343,985	$2,637,031
6/22	$2,003,837	$2,197,455
9/22	$1,954,186	$2,096,164
12/22	$2,166,312	$2,247,982
3/23	$2,231,647	$2,415,692
6/23	$2,365,467	$2,622,958
9/23	$2,349,724	$2,540,418
12/23	$2,618,425	$2,844,355
3/24	$2,852,718	$3,137,210
6/24	$2,789,701	$3,249,253
9/24	$2,976,328	$3,446,835
12/24	$3,032,646	$3,541,535
3/25	$2,935,716	$3,382,565
6/25	$2,925,602	$3,758,231
9/25	$2,913,801	$4,058,591

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(2.10)%	9.51%	11.28%
Russell 1000® Index	17.75%	15.98%	15.02%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$618,076,241
# of Portfolio Holdings	28
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$5,057,202

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Materials	7.4%
Communication Services	7.9%
Health Care	8.9%
Consumer Discretionary	15.3%
Industrials	16.1%
Information Technology	19.2%
Financials	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	7.9%
TJX Cos., Inc.	7.5%
White Mountains Insurance Group Ltd.	5.9%
GoDaddy, Inc., Class A	5.6%
Fiserv, Inc.	5.5%
Martin Marietta Materials, Inc.	4.8%
Markel Group, Inc.	4.8%
CDW Corp.	4.4%
Ross Stores, Inc.	4.1%
Trimble, Inc.	4.0%
Total	54.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ESEIX-TSR-AR

Eaton Vance Atlanta Capital Select Equity Fund

Class R6 ESERX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ An overweight position in Fiserv, a leading provider of financial processing and merchant acceptance solutions detracted from results as the company lowered growth expectations for its Clover payment solution

↓ An overweight position in CDW Corp. dragged on returns as large AI sending initiatives muted expectations for traditional enterprise IT demand in the near term

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

↑ An overweight position in O’Reilly Automotive, Inc., a leading provider of automotive parts and accessories, outperformed due to accelerating same store sales and stable margins

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 1000® Index
9/15	$5,000,000	$5,000,000
10/15	$5,353,013	$5,404,543
11/15	$5,410,834	$5,422,396
12/15	$5,264,977	$5,324,845
1/16	$5,054,504	$5,038,240
2/16	$5,095,342	$5,036,511
3/16	$5,425,188	$5,387,359
4/16	$5,409,481	$5,416,656
5/16	$5,475,451	$5,511,512
6/16	$5,422,047	$5,523,993
7/16	$5,582,258	$5,734,426
8/16	$5,585,400	$5,742,045
9/16	$5,579,117	$5,746,589
10/16	$5,374,926	$5,634,530
11/16	$5,528,854	$5,856,664
12/16	$5,573,829	$5,966,692
1/17	$5,734,068	$6,086,674
2/17	$6,001,134	$6,322,277
3/17	$5,979,141	$6,326,272
4/17	$6,060,832	$6,393,155
5/17	$6,158,232	$6,474,746
6/17	$6,195,936	$6,519,955
7/17	$6,258,775	$6,649,073
8/17	$6,246,207	$6,669,871
9/17	$6,356,175	$6,811,907
10/17	$6,513,273	$6,968,145
11/17	$6,682,939	$7,180,646
12/17	$6,676,396	$7,260,696
1/18	$6,954,047	$7,659,259
2/18	$6,737,032	$7,378,062
3/18	$6,673,204	$7,210,597
4/18	$6,705,118	$7,235,104
5/18	$6,730,649	$7,419,788
6/18	$6,820,008	$7,467,769
7/18	$7,164,679	$7,725,493
8/18	$7,375,311	$7,991,693
9/18	$7,474,244	$8,022,039
10/18	$7,027,449	$7,454,373
11/18	$7,247,655	$7,606,074
12/18	$6,657,241	$6,913,336
1/19	$7,216,170	$7,492,696
2/19	$7,512,269	$7,746,388
3/19	$7,738,502	$7,881,249
4/19	$7,961,408	$8,199,526
5/19	$7,871,580	$7,677,017
6/19	$8,390,585	$8,215,976
7/19	$8,620,145	$8,343,569
8/19	$8,789,820	$8,190,752
9/19	$8,713,300	$8,332,726
10/19	$8,806,455	$8,509,326
11/19	$9,125,843	$8,830,906
12/19	$9,221,300	$9,085,930
1/20	$9,318,684	$9,095,737
2/20	$8,690,723	$8,352,459
3/20	$7,612,777	$7,248,687
4/20	$8,401,927	$8,206,548
5/20	$8,814,972	$8,639,537
6/20	$8,616,845	$8,830,590
7/20	$9,009,741	$9,347,674
8/20	$9,372,414	$10,033,766
9/20	$9,268,313	$9,667,054
10/20	$9,211,226	$9,433,935
11/20	$10,275,738	$10,544,848
12/20	$10,689,320	$10,990,639
1/21	$10,176,011	$10,900,120
2/21	$10,772,559	$11,216,012
3/21	$11,105,517	$11,640,463
4/21	$11,892,822	$12,267,076
5/21	$11,691,660	$12,325,308
6/21	$11,702,065	$12,634,146
7/21	$12,111,326	$12,896,605
8/21	$12,284,741	$13,269,863
9/21	$11,646,572	$12,660,324
10/21	$11,972,593	$13,538,789
11/21	$11,504,372	$13,357,173
12/21	$12,349,458	$13,898,211
1/22	$11,686,425	$13,114,626
2/22	$11,345,648	$12,754,743
3/22	$11,749,395	$13,185,155
4/22	$10,993,759	$12,009,824
5/22	$10,964,126	$11,991,569
6/22	$10,045,510	$10,987,274
7/22	$10,893,748	$12,010,624
8/22	$10,615,941	$11,549,460
9/22	$9,797,336	$10,480,818
10/22	$10,575,196	$11,321,382
11/22	$11,201,188	$11,933,842
12/22	$10,865,302	$11,239,911
1/23	$11,498,652	$11,993,488
2/23	$11,089,531	$11,708,096
3/23	$11,191,812	$12,078,461
4/23	$11,364,901	$12,228,125
5/23	$11,160,341	$12,285,080
6/23	$11,864,501	$13,114,788
7/23	$12,234,283	$13,565,783
8/23	$12,454,578	$13,328,477
9/23	$11,785,823	$12,702,089
10/23	$11,364,901	$12,395,090
11/23	$12,537,189	$13,552,734
12/23	$13,136,576	$14,221,775
1/24	$13,386,873	$14,420,111
2/24	$13,956,098	$15,198,817
3/24	$14,311,359	$15,686,048
4/24	$13,600,837	$15,018,570
5/24	$13,826,912	$15,725,790
6/24	$13,996,469	$16,246,265
7/24	$14,545,508	$16,482,694
8/24	$14,965,362	$16,873,390
9/24	$14,937,102	$17,234,173
10/24	$14,763,509	$17,113,754
11/24	$15,825,254	$18,215,520
12/24	$15,222,473	$17,707,677
1/25	$16,035,181	$18,271,343
2/25	$15,306,692	$17,951,758
3/25	$14,738,218	$16,912,825
4/25	$14,426,610	$16,812,170
5/25	$14,679,265	$17,885,414
6/25	$14,691,898	$18,791,153
7/25	$14,548,726	$19,208,720
8/25	$14,805,592	$19,613,020
9/25	$14,628,734	$20,292,953

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	(2.06)%	9.55%	11.32%
Russell 1000® Index	17.75%	15.98%	15.02%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/17 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$618,076,241
# of Portfolio Holdings	28
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$5,057,202

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Materials	7.4%
Communication Services	7.9%
Health Care	8.9%
Consumer Discretionary	15.3%
Industrials	16.1%
Information Technology	19.2%
Financials	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	7.9%
TJX Cos., Inc.	7.5%
White Mountains Insurance Group Ltd.	5.9%
GoDaddy, Inc., Class A	5.6%
Fiserv, Inc.	5.5%
Martin Marietta Materials, Inc.	4.8%
Markel Group, Inc.	4.8%
CDW Corp.	4.4%
Ross Stores, Inc.	4.1%
Trimble, Inc.	4.0%
Total	54.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ESERX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Atlanta Capital Focused Growth Fund, Eaton Vance Atlanta Capital Select Equity Fund and Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended September 30, 2024 and September 30, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Atlanta Capital Focused Growth Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$35,100	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,100	$35,100

Eaton Vance Atlanta Capital Select Equity Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$35,100	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,100	$35,100

Eaton Vance Atlanta Capital SMID-Cap Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$49,600	$49,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$49,600	$49,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	11/30/23	2/29/24	8/31/24	9/30/24	11/30/24	2/28/25	8/31/25	9/30/25
Audit Fees	$30,700	$61,800	$172,300	$119,800	$33,900	$70,200	$172,300	$119,800
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$30,700	$61,800	$172,300	$119,800	$33,900	$70,200	$172,300	$119,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	11/30/23	2/29/24	8/31/24	9/30/24	11/30/24	2/28/25	8/31/25	9/30/25
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Atlanta Capital SMID-Cap Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
Atlanta Capital SMID-Cap Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Portfolio of Investments

Common Stocks — 98.4%
Security	Shares	Value
Banks — 1.3%
Columbia Banking System, Inc.	3,154,432	$ 81,195,080
Prosperity Bancshares, Inc.	1,417,436	94,046,878
		$ 175,241,958
Building Products — 8.1%
Advanced Drainage Systems, Inc.	494,659	$ 68,609,203
Carlisle Cos., Inc.(1)	1,604,848	527,930,798
Lennox International, Inc.	609,286	322,531,637
Simpson Manufacturing Co., Inc.	896,400	150,111,144
		$ 1,069,182,782
Capital Markets — 8.1%
Affiliated Managers Group, Inc.(2)	1,276,051	$ 304,248,840
FactSet Research Systems, Inc.	310,993	89,096,385
Morningstar, Inc.	1,413,657	327,982,560
SEI Investments Co.	4,113,821	349,057,712
		$ 1,070,385,497
Chemicals — 2.7%
RPM International, Inc.	3,026,255	$ 356,734,939
		$ 356,734,939
Consumer Staples Distribution & Retail — 3.2%
Casey's General Stores, Inc.	736,921	$ 416,596,180
		$ 416,596,180
Containers & Packaging — 4.7%
AptarGroup, Inc.	2,251,663	$ 300,957,277
Avery Dennison Corp.	1,635,139	265,170,492
Ball Corp.	1,132,427	57,096,969
		$ 623,224,738
Distributors — 3.1%
LKQ Corp.	7,488,826	$ 228,708,746
Pool Corp.	560,379	173,756,717
		$ 402,465,463
Diversified Consumer Services — 1.1%
Service Corp. International	1,705,796	$ 141,956,343
		$ 141,956,343
Security	Shares	Value
Electronic Equipment, Instruments & Components — 5.4%
Insight Enterprises, Inc.(3)	1,111,367	$ 126,040,132
Trimble, Inc.(3)	7,116,953	581,099,212
		$ 707,139,344
Financial Services — 3.5%
Jack Henry & Associates, Inc.	1,070,199	$ 159,384,737
WEX, Inc.(1)(2)(3)	1,938,347	305,347,803
		$ 464,732,540
Ground Transportation — 3.5%
J.B. Hunt Transport Services, Inc.	1,324,683	$ 177,732,718
Landstar System, Inc.	1,015,262	124,430,511
Saia, Inc.(3)	508,700	152,284,432
		$ 454,447,661
Health Care Equipment & Supplies — 2.7%
Envista Holdings Corp.(3)	6,533,797	$ 133,093,445
Teleflex, Inc.	1,862,853	227,938,693
		$ 361,032,138
Hotels, Restaurants & Leisure — 4.6%
Aramark	8,664,273	$ 332,708,083
Choice Hotels International, Inc.(1)(2)	2,584,073	276,263,245
		$ 608,971,328
Insurance — 8.6%
Brown & Brown, Inc.	724,527	$ 67,953,387
Kinsale Capital Group, Inc.	397,978	169,244,124
Markel Group, Inc.(3)	204,558	390,983,979
W.R. Berkley Corp.	6,572,517	503,586,253
		$ 1,131,767,743
IT Services — 3.4%
GoDaddy, Inc., Class A(3)	3,298,370	$ 451,315,967
		$ 451,315,967
Life Sciences Tools & Services — 1.7%
Bio-Techne Corp.	3,979,129	$ 221,358,946
		$ 221,358,946
Machinery — 4.1%
Graco, Inc.	1,497,806	$ 127,253,598
IDEX Corp.	1,424,741	231,890,845
Nordson Corp.	789,296	179,130,727
		$ 538,275,170

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Marine Transportation — 1.3%
Kirby Corp.(3)	2,073,511	$ 173,034,493
		$ 173,034,493
Professional Services — 11.7%
Booz Allen Hamilton Holding Corp.	3,350,358	$ 334,868,282
CACI International, Inc., Class A(3)	1,011,380	504,456,116
FTI Consulting, Inc.(3)	859,858	138,996,046
Jacobs Solutions, Inc.	1,016,664	152,357,267
Parsons Corp.(3)	1,228,448	101,862,908
TransUnion	3,667,768	307,285,603
		$ 1,539,826,222
Real Estate Management & Development — 2.7%
Jones Lang LaSalle, Inc.(3)	1,171,659	$ 349,482,446
		$ 349,482,446
Software — 7.9%
Bentley Systems, Inc., Class B	2,188,413	$ 112,659,501
Blackbaud, Inc.(2)(3)	2,482,691	159,661,858
Dolby Laboratories, Inc., Class A(2)	4,836,640	350,027,637
Manhattan Associates, Inc.(3)	1,308,218	268,158,526
Tyler Technologies, Inc.(3)	285,924	149,584,000
		$ 1,040,091,522
Specialty Retail — 4.3%
Burlington Stores, Inc.(3)	1,524,879	$ 388,081,705
Ulta Beauty, Inc.(3)	325,158	177,780,137
		$ 565,861,842
Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.(1)	1,873,775	$ 97,998,432
		$ 97,998,432
Total Common Stocks (identified cost $8,354,351,007)		$12,961,123,694

Short-Term Investments — 2.7%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(4)	228,331,182	$ 228,331,182
Total Affiliated Fund (identified cost $228,331,182)		$ 228,331,182

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(5)	125,847,662	$ 125,847,662
Total Securities Lending Collateral (identified cost $125,847,662)		$ 125,847,662
Total Short-Term Investments (identified cost $354,178,844)		$ 354,178,844
Total Investments — 101.1% (identified cost $8,708,529,851)		$13,315,302,538
Other Assets, Less Liabilities — (1.1)%		$ (139,415,010)
Net Assets — 100.0%		$13,175,887,528
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $124,560,191.
(2)	Affiliated company (see Note 10).
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of September 30, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Unaffiliated investments, at value (identified cost $7,494,834,635) — including $124,560,191 of securities on loan	$11,691,421,973
Affiliated investments, at value (identified cost $1,213,695,216)	1,623,880,565
Dividends receivable	1,614,185
Dividends receivable from affiliated investments	790,141
Receivable for investments sold	2,608,931
Receivable for Fund shares sold	9,729,067
Securities lending income receivable	61,606
Trustees' deferred compensation plan	226,481
Total assets	$13,330,332,949
Liabilities
Collateral for securities loaned	$125,847,662
Payable for Fund shares redeemed	17,064,752
Payable to affiliates:
Investment adviser fee	8,657,886
Distribution and service fees	393,363
Sub-transfer agency fee	67,266
Trustees' deferred compensation plan	226,481
Accrued expenses	2,188,011
Total liabilities	$154,445,421
Net Assets	$13,175,887,528
Sources of Net Assets
Paid-in capital	$7,886,429,950
Distributable earnings	5,289,457,578
Net Assets	$13,175,887,528
Class A Shares
Net Assets	$871,945,894
Shares Outstanding	26,505,125
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$32.90
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$34.72
Class C Shares
Net Assets	$42,554,087
Shares Outstanding	1,594,922
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$26.68
Class I Shares
Net Assets	$6,913,684,136
Shares Outstanding	174,976,410
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.51
Class R Shares
Net Assets	$407,876,476
Shares Outstanding	13,250,138
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.78

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class R6 Shares
Net Assets	$4,939,826,935
Shares Outstanding	123,593,508
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.97
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income	$117,354,143
Dividend income from affiliated investments	33,249,971
Securities lending income, net	672,193
Total investment income	$151,276,307
Expenses
Investment adviser fee	$112,677,725
Distribution and service fees:
Class A	2,519,995
Class C	464,964
Class R	2,202,040
Trustees’ fees and expenses	109,164
Custodian fee	1,900,930
Transfer and dividend disbursing agent fees	6,714,639
Legal and accounting services	691,075
Printing and postage	679,384
Registration fees	427,763
Miscellaneous	632,676
Total expenses	$129,020,355
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$781,797
Total expense reductions	$781,797
Net expenses	$128,238,558
Net investment income	$23,037,749
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$975,029,833(1)
Investment transactions - affiliated investments	(3,922,636)
Net realized gain	$971,107,197
Change in unrealized appreciation (depreciation):
Investments	$(2,048,897,463)
Investments - affiliated investments	(129,860,038)
Net change in unrealized appreciation (depreciation)	$(2,178,757,501)
Net realized and unrealized loss	$(1,207,650,304)
Net decrease in net assets from operations	$(1,184,612,555)
(1)	Includes $202,905,949 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$23,037,749	$26,382,345
Net realized gain	971,107,197(1)	684,250,190(2)
Net change in unrealized appreciation (depreciation)	(2,178,757,501)	2,680,376,196
Net increase (decrease) in net assets from operations	$(1,184,612,555)	$3,391,008,731
Distributions to shareholders:
Class A	$(42,390,724)	$(29,730,524)
Class C	(2,187,002)	(1,254,901)
Class I	(272,654,593)	(176,209,094)
Class R	(18,687,127)	(13,798,264)
Class R6	(198,376,849)	(117,426,433)
Total distributions to shareholders	$(534,296,295)	$(338,419,216)
Transactions in shares of beneficial interest:
Class A	$(111,255,876)	$(19,762,247)
Class C	1,595,226	6,725,209
Class I	(148,761,997)	493,338,898
Class R	(11,502,469)	(24,936,428)
Class R6	(303,857,325)	1,029,350,705
Net increase (decrease) in net assets from Fund share transactions	$(573,782,441)	$1,484,716,137
Net increase (decrease) in net assets	$(2,292,691,291)	$4,537,305,652
Net Assets
At beginning of year	$15,468,578,819	$10,931,273,167
At end of year	$13,175,887,528	$15,468,578,819
(1)	Includes $202,905,949 of net realized gains from redemptions in-kind.
(2)	Includes $99,352,616 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$37.18	$29.59	$28.95	$36.68	$30.69
Income (Loss) From Operations
Net investment loss(1)	$(0.03)	$(0.01)	$(0.04)	$(0.10)	$(0.16)
Net realized and unrealized gain (loss)	(2.82)	8.58	4.22	(3.30)	9.84
Total income (loss) from operations	$(2.85)	$8.57	$4.18	$(3.40)	$9.68
Less Distributions
From net realized gain	$(1.43)	$(0.98)	$(3.54)	$(4.33)	$(3.69)
Total distributions	$(1.43)	$(0.98)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of year	$32.90	$37.18	$29.59	$28.95	$36.68
Total Return(2)	(8.07)%	29.63%	14.42%	(10.60)%	34.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$871,946	$1,110,818	$899,628	$897,642	$1,347,594
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.12%	1.12%	1.14%	1.14%	1.14%
Net expenses	1.12%(4)	1.12%(4)	1.14%(4)	1.14%(4)	1.14%
Net investment loss	(0.08)%	(0.03)%	(0.13)%	(0.29)%	(0.46)%
Portfolio Turnover	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$30.60	$24.69	$24.84	$32.29	$27.62
Income (Loss) From Operations
Net investment loss(1)	$(0.23)	$(0.21)	$(0.22)	$(0.30)	$(0.37)
Net realized and unrealized gain (loss)	(2.30)	7.09	3.61	(2.82)	8.73
Total income (loss) from operations	$(2.53)	$6.88	$3.39	$(3.12)	$8.36
Less Distributions
From net realized gain	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)
Total distributions	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of year	$26.68	$30.60	$24.69	$24.84	$32.29
Total Return(2)	(8.76)%	28.65%	13.54%	(11.25)%	33.76%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,554	$47,375	$32,259	$31,131	$45,010
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.87%	1.87%	1.89%	1.89%	1.89%
Net expenses	1.87%(4)	1.87%(4)	1.89%(4)	1.89%(4)	1.89%
Net investment loss	(0.83)%	(0.78)%	(0.87)%	(1.04)%	(1.21)%
Portfolio Turnover	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$44.34	$35.10	$33.69	$41.88	$34.48
Income (Loss) From Operations
Net investment income (loss)(1)	$0.07	$0.09	$0.05	$(0.01)	$(0.08)
Net realized and unrealized gain (loss)	(3.40)	10.20	4.90	(3.85)	11.17
Total income (loss) from operations	$(3.33)	$10.29	$4.95	$(3.86)	$11.09
Less Distributions
From net investment income	$(0.06)	$(0.04)	$—	$—	$—
From net realized gain	(1.44)	(1.01)	(3.54)	(4.33)	(3.69)
Total distributions	$(1.50)	$(1.05)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of year	$39.51	$44.34	$35.10	$33.69	$41.88
Total Return(2)	(7.84)%	29.94%	14.69%	(10.36)%	35.08%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,913,684	$7,949,352	$5,855,449	$4,809,702	$5,667,586
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.87%	0.87%	0.89%	0.88%	0.88%
Net expenses	0.87%(4)	0.87%(4)	0.89%(4)	0.88%(4)	0.88%
Net investment income (loss)	0.17%	0.22%	0.13%	(0.04)%	(0.20)%
Portfolio Turnover	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Financial Highlights — continued

	Class R
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$34.93	$27.92	$27.55	$35.19	$29.66
Income (Loss) From Operations
Net investment loss(1)	$(0.11)	$(0.09)	$(0.11)	$(0.17)	$(0.24)
Net realized and unrealized gain (loss)	(2.65)	8.07	4.02	(3.14)	9.46
Total income (loss) from operations	$(2.76)	$7.98	$3.91	$(3.31)	$9.22
Less Distributions
From net realized gain	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)
Total distributions	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of year	$30.78	$34.93	$27.92	$27.55	$35.19
Total Return(2)	(8.31)%	29.30%	14.15%	(10.82)%	34.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$407,876	$476,333	$402,022	$387,000	$504,892
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.37%	1.37%	1.39%	1.39%	1.39%
Net expenses	1.37%(4)	1.37%(4)	1.39%(4)	1.39%(4)	1.39%
Net investment loss	(0.33)%	(0.28)%	(0.37)%	(0.54)%	(0.70)%
Portfolio Turnover	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$44.83	$35.48	$34.00	$42.20	$34.69
Income (Loss) From Operations
Net investment income (loss)(1)	$0.10	$0.11	$0.07	$0.01	$(0.05)
Net realized and unrealized gain (loss)	(3.43)	10.31	4.95	(3.88)	11.25
Total income (loss) from operations	$(3.33)	$10.42	$5.02	$(3.87)	$11.20
Less Distributions
From net investment income	$(0.09)	$(0.06)	$—	$—	$—
From net realized gain	(1.44)	(1.01)	(3.54)	(4.33)	(3.69)
Total distributions	$(1.53)	$(1.07)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of year	$39.97	$44.83	$35.48	$34.00	$42.20
Total Return(2)	(7.76)%	30.01%	14.77%	(10.30)%	35.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,939,827	$5,884,701	$3,741,916	$3,245,298	$4,498,054
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.81%	0.81%	0.82%	0.82%	0.81%
Net expenses	0.81%(4)	0.81%(4)	0.82%(4)	0.82%(4)	0.81%
Net investment income (loss)	0.23%	0.29%	0.20%	0.03%	(0.13)%
Portfolio Turnover	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$40,429,148	$24,861,477
Long-term capital gains	$493,867,147	$313,557,739
During the year ended September 30, 2025, distributable earnings was decreased by $291,958,975 and paid-in capital was increased by $291,958,975 due to the Fund’s use of equalization accounting and differences between book and tax accounting for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 8,970,250
Undistributed long-term capital gains	679,377,384
Net unrealized appreciation	4,601,109,944
Distributable earnings	$5,289,457,578
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$8,714,192,594
Gross unrealized appreciation	$5,050,220,579
Gross unrealized depreciation	(449,110,635)
Net unrealized appreciation	$4,601,109,944

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion but less than $7.5 billion	0.7500%
$7.5 billion but less than $10 billion	0.7200%
$10 billion but less than $15 billion	0.7100%
$15 billion and over	0.6900%
For the year ended September 30, 2025, the investment adviser fee amounted to $112,677,725 or 0.77% of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment adviser fee paid was reduced by $781,797 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, EVM earned $295,328 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $36,584 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2025 in the amount of $4,275. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2025 amounted to $2,519,995 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2025, the Fund paid or accrued to EVD $348,723 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended September 30, 2025, the Fund paid or accrued to EVD $1,101,020 for Class R shares.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2025 amounted to $116,241 and $1,101,020 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2025, the Fund was informed that EVD received approximately $7,070 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $1,781,321,412 and $2,126,931,940, respectively, for the year ended September 30, 2025. In-kind sales for the year ended September 30, 2025 aggregated $326,530,550.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	3,863,322	$ 135,067,477	6,354,222	$ 208,217,636
Issued to shareholders electing to receive payments of distributions in Fund shares	964,857	35,390,976	808,968	24,997,126
Redemptions	(8,203,451)	(281,714,329)	(7,686,472)	(252,977,009)
Net decrease	(3,375,272)	$ (111,255,876)	(523,282)	$ (19,762,247)
Class C
Sales	467,142	$ 13,322,953	660,589	$ 18,230,629
Issued to shareholders electing to receive payments of distributions in Fund shares	66,534	1,991,355	45,706	1,169,609
Redemptions	(486,899)	(13,719,082)	(464,704)	(12,675,029)
Net increase	46,777	$ 1,595,226	241,591	$ 6,725,209
Class I
Sales	41,837,326	$1,741,592,356	44,885,931	$1,766,301,014
Issued to shareholders electing to receive payments of distributions in Fund shares	5,369,521	236,097,851	4,070,362	149,707,925
Redemptions	(51,497,034)	(2,126,452,204)	(36,498,255)	(1,422,670,041)
Net increase (decrease)	(4,290,187)	$ (148,761,997)	12,458,038	$ 493,338,898

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class R
Sales	883,643	$ 28,483,823	850,363	$ 26,260,890
Issued to shareholders electing to receive payments of distributions in Fund shares	542,569	18,658,936	473,428	13,772,010
Redemptions	(1,813,902)	(58,645,228)	(2,086,444)	(64,969,328)
Net decrease	(387,690)	$ (11,502,469)	(762,653)	$ (24,936,428)
Class R6
Sales	32,287,706	$1,373,775,865	44,807,943	$1,795,331,999
Issued to shareholders electing to receive payments of distributions in Fund shares	3,596,743	159,875,207	2,603,198	96,760,875
Redemptions	(43,546,945)	(1,837,508,397)	(21,623,057)	(862,742,169)
Net increase (decrease)	(7,662,496)	$ (303,857,325)	25,788,084	$1,029,350,705
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At September 30, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $124,560,191 and $129,008,654, respectively. Collateral received was comprised of cash of $125,847,662 and U.S. government and/or agencies securities of $3,160,992. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$125,847,662	$ —	$ —	$ —	$125,847,662
The carrying amount of the liability for collateral for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2025.
10  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At September 30, 2025, the value of the Fund's investments in affiliated companies and in funds that may be deemed to be affiliated was $1,623,880,565, which represents 12.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Affiliated Managers Group, Inc.	$268,490,268	$ —	$ (38,352,913)	$11,442,929	$ 62,668,556	$ 304,248,840	$55,556	1,276,051
Blackbaud, Inc.	—	23,575,638	(28,074,605)	223,295	(50,651,328)	159,661,858	—	2,482,691
Choice Hotels International, Inc.	335,640,552	8,971,544	(8,213,927)	3,977,383	(64,112,307)	276,263,245	2,978,290	2,584,073
Dolby Laboratories, Inc., Class A	395,796,017	—	(24,890,429)	(5,328,719)	(15,549,232)	350,027,637	6,633,487	4,836,640
Envista Holdings Corp.	188,869,696	—	(56,882,838)	(18,885,805)	19,992,392	—(1)	—	—(1)
WEX, Inc.	—	63,329,078	(6,206,791)	4,648,281	(82,208,119)	305,347,803	—	1,938,347
Short-Term Investments
Liquidity Fund	636,795,892	1,734,891,677	(2,143,356,387)	—	—	228,331,182	23,582,638	228,331,182
Total				$(3,922,636)	$(129,860,038)	$1,623,880,565	$33,249,971
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of September 30, 2025.
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Notes to Financial Statements — continued

At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,961,123,694*	$ —	$ —	$12,961,123,694
Short-Term Investments:
Affiliated Fund	228,331,182	—	—	228,331,182
Securities Lending Collateral	125,847,662	—	—	125,847,662
Total Investments	$ 13,315,302,538	$ —	$ —	$13,315,302,538
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital SMID-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital SMID-Cap Fund (the "Fund"), one of the funds constituting Eaton Vance Growth Trust, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $126,926,969, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $768,149,795 or, if subsequently determined to be different, the net capital gain of such year.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) and Boston Management and Research (the “Adviser”) and the sub-advisory agreement between the Adviser and Atlanta Capital Management Company, LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index for the three-year period and lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

EAASX-NCSR    9.30.25

Eaton Vance
Atlanta Capital
Focused Growth Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
Atlanta Capital Focused Growth Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Portfolio of Investments

Common Stocks — 97.4%
Security	Shares	Value
Capital Markets — 6.3%
Intercontinental Exchange, Inc.	95,657	$ 16,116,291
S&P Global, Inc.	80,071	38,971,357
		$ 55,087,648
Chemicals — 7.7%
Ecolab, Inc.	132,396	$ 36,257,968
Linde PLC	65,684	31,199,900
		$ 67,457,868
Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	137,962	$ 14,258,373
		$ 14,258,373
Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	283,865	$ 35,128,294
		$ 35,128,294
Financial Services — 16.3%
Mastercard, Inc., Class A	97,199	$ 55,287,763
PayPal Holdings, Inc.(1)	184,635	12,381,623
Visa, Inc., Class A	219,404	74,900,138
		$142,569,524
Insurance — 2.9%
Marsh & McLennan Cos., Inc.	127,172	$ 25,628,973
		$ 25,628,973
Interactive Media & Services — 8.7%
Alphabet, Inc., Class C	311,636	$ 75,898,948
		$ 75,898,948
IT Services — 5.4%
Gartner, Inc.(1)	62,173	$ 16,343,416
VeriSign, Inc.	108,931	30,453,840
		$ 46,797,256
Life Sciences Tools & Services — 13.4%
Danaher Corp.	275,582	$ 54,636,887
Thermo Fisher Scientific, Inc.	127,943	62,054,914
		$116,691,801
Security	Shares	Value
Machinery — 3.2%
Xylem, Inc.	192,085	$ 28,332,537
		$ 28,332,537
Pharmaceuticals — 4.4%
Zoetis, Inc.	259,825	$ 38,017,594
		$ 38,017,594
Professional Services — 5.9%
Equifax, Inc.	72,278	$ 18,541,475
Verisk Analytics, Inc.	129,570	32,588,151
		$ 51,129,626
Software — 10.5%
Intuit, Inc.	41,962	$ 28,656,270
Microsoft Corp.	121,777	63,074,397
		$ 91,730,667
Specialized REITs — 3.1%
American Tower Corp.	142,587	$ 27,422,332
		$ 27,422,332
Specialty Retail — 4.0%
TJX Cos., Inc.	242,526	$ 35,054,708
		$ 35,054,708
Total Common Stocks (identified cost $499,619,666)		$851,206,149

Short-Term Investments — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	23,710,652	$ 23,710,652
Total Short-Term Investments (identified cost $23,710,652)		$ 23,710,652
Total Investments — 100.1% (identified cost $523,330,318)		$874,916,801
Other Assets, Less Liabilities — (0.1)%		$ (439,205)
Net Assets — 100.0%		$874,477,596

1

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of September 30, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
2

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Unaffiliated investments, at value (identified cost $499,619,666)	$851,206,149
Affiliated investments, at value (identified cost $23,710,652)	23,710,652
Interest and dividends receivable	521,498
Dividends receivable from affiliated investments	80,521
Receivable for Fund shares sold	498,039
Trustees' deferred compensation plan	35,083
Total assets	$876,051,942
Liabilities
Payable for Fund shares redeemed	$768,829
Payable to affiliates:
Investment adviser fee	461,239
Distribution and service fees	59,613
Sub-transfer agency fee	19,301
Trustees' deferred compensation plan	35,083
Payable for transfer and dividend disbursing agent fees	98,833
Accrued expenses	131,448
Total liabilities	$1,574,346
Net Assets	$874,477,596
Sources of Net Assets
Paid-in capital	$430,219,056
Distributable earnings	444,258,540
Net Assets	$874,477,596
Class A Shares
Net Assets	$72,741,556
Shares Outstanding	3,222,432
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.57
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$23.82
Class C Shares
Net Assets	$54,375,356
Shares Outstanding	2,763,783
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.67
Class I Shares
Net Assets	$683,600,943
Shares Outstanding	34,862,502
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.61
Class R6 Shares
Net Assets	$63,759,741
Shares Outstanding	3,249,984
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.62
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income	$8,371,842
Dividend income from affiliated investments	935,576
Total investment income	$9,307,418
Expenses
Investment adviser fee	$6,211,672
Distribution and service fees:
Class A	190,808
Class C	544,407
Trustees’ fees and expenses	63,351
Custodian fee	238,779
Transfer and dividend disbursing agent fees	660,072
Legal and accounting services	76,864
Printing and postage	35,195
Registration fees	95,499
Miscellaneous	76,499
Total expenses	$8,193,146
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$30,405
Total expense reductions	$30,405
Net expenses	$8,162,741
Net investment income	$1,144,677
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$120,642,953
Net realized gain	$120,642,953
Change in unrealized appreciation (depreciation):
Investments	$(77,080,975)
Net change in unrealized appreciation (depreciation)	$(77,080,975)
Net realized and unrealized gain	$43,561,978
Net increase in net assets from operations	$44,706,655
4
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,144,677	$1,292,419
Net realized gain	120,642,953	44,214,579
Net change in unrealized appreciation (depreciation)	(77,080,975)	247,426,006
Net increase in net assets from operations	$44,706,655	$292,933,004
Distributions to shareholders:
Class A	$(2,763,848)	$(229,352)
Class C	(2,183,824)	(107,788)
Class I	(36,688,942)	(5,972,825)
Class R6	(2,655,918)	(3,506)
Total distributions to shareholders	$(44,292,532)	$(6,313,471)
Transactions in shares of beneficial interest:
Class A	$(15,812,848)	$(10,139,890)
Class C	(3,010,786)	2,615,082
Class I	(354,741,468)	(133,685,738)
Class R6	28,452,527	31,655,917
Net decrease in net assets from Fund share transactions	$(345,112,575)	$(109,554,629)
Net increase (decrease) in net assets	$(344,698,452)	$177,064,904
Net Assets
At beginning of year	$1,219,176,048	$1,042,111,144
At end of year	$874,477,596	$1,219,176,048
5
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$22.17	$17.30	$14.49	$18.26	$14.26
Income (Loss) From Operations
Net investment loss(1)	$(0.01)	$(0.02)	$(0.02)	$(0.06)	$(0.07)
Net realized and unrealized gain (loss)	1.17	4.95	2.87	(3.34)	4.15
Total income (loss) from operations	$1.16	$4.93	$2.85	$(3.40)	$4.08
Less Distributions
From net realized gain	$(0.76)	$(0.06)	$(0.04)	$(0.37)	$(0.08)
Total distributions	$(0.76)	$(0.06)	$(0.04)	$(0.37)	$(0.08)
Net asset value — End of year	$22.57	$22.17	$17.30	$14.49	$18.26
Total Return(2)	5.37%	28.53%	19.68%	(19.05)%	28.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$72,742	$87,641	$77,009	$55,454	$70,818
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.02%	1.01%	1.03%	1.03%	1.03%
Net expenses	1.02%(4)	1.01%(4)	1.03%(4)	1.03%(4)	1.03%
Net investment loss	(0.06)%	(0.08)%	(0.11)%	(0.33)%	(0.39)%
Portfolio Turnover	11%	14%	10%	7%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$19.56	$15.37	$12.98	$16.50	$12.99
Income (Loss) From Operations
Net investment loss(1)	$(0.15)	$(0.15)	$(0.13)	$(0.17)	$(0.17)
Net realized and unrealized gain (loss)	1.02	4.38	2.56	(2.98)	3.76
Total income (loss) from operations	$0.87	$4.23	$2.43	$(3.15)	$3.59
Less Distributions
From net realized gain	$(0.76)	$(0.04)	$(0.04)	$(0.37)	$(0.08)
Total distributions	$(0.76)	$(0.04)	$(0.04)	$(0.37)	$(0.08)
Net asset value — End of year	$19.67	$19.56	$15.37	$12.98	$16.50
Total Return(2)	4.58%	27.55%	18.73%	(19.58)%	27.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$54,375	$57,174	$42,583	$29,326	$38,017
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.77%	1.76%	1.78%	1.78%	1.78%
Net expenses	1.77%(4)	1.76%(4)	1.78%(4)	1.78%(4)	1.78%
Net investment loss	(0.81)%	(0.83)%	(0.86)%	(1.08)%	(1.14)%
Portfolio Turnover	11%	14%	10%	7%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$19.34	$15.10	$12.63	$15.91	$12.40
Income (Loss) From Operations
Net investment income (loss)(1)	$0.04	$0.03	$0.02	$(0.01)	$(0.02)
Net realized and unrealized gain (loss)	1.02	4.30	2.50	(2.90)	3.61
Total income (loss) from operations	$1.06	$4.33	$2.52	$(2.91)	$3.59
Less Distributions
From net investment income	$(0.03)	$(0.01)	$(0.01)	$—	$—
From net realized gain	(0.76)	(0.08)	(0.04)	(0.37)	(0.08)
Total distributions	$(0.79)	$(0.09)	$(0.05)	$(0.37)	$(0.08)
Net asset value — End of year	$19.61	$19.34	$15.10	$12.63	$15.91
Total Return(2)	5.65%	28.82%	19.92%	(18.78)%	29.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$683,601	$1,040,381	$922,471	$461,378	$419,658
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.77%	0.76%	0.78%	0.78%	0.78%
Net expenses	0.77%(4)	0.76%(4)	0.78%(4)	0.78%(4)	0.78%
Net investment income (loss)	0.19%	0.17%	0.13%	(0.07)%	(0.14)%
Portfolio Turnover	11%	14%	10%	7%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,		Period Ended September 30, 2023(1)
	2025	2024
Net asset value — Beginning of period	$19.35	$15.10	$15.50
Income (Loss) From Operations
Net investment income(2)	$0.05	$0.04	$0.00(3)
Net realized and unrealized gain (loss)	1.02	4.31	(0.40)
Total income (loss) from operations	$1.07	$4.35	$(0.40)
Less Distributions
From net investment income	$(0.04)	$(0.02)	$—
From net realized gain	(0.76)	(0.08)	—
Total distributions	$(0.80)	$(0.10)	$—
Net asset value — End of period	$19.62	$19.35	$15.10
Total Return(4)	5.72%	28.92%	(2.58)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,760	$33,980	$49
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.72%	0.70%	0.70%(7)
Net expenses	0.72%(8)	0.70%(8)	0.70%(7)(8)
Net investment income	0.25%	0.21%	0.05%(7)
Portfolio Turnover	11%	14%	10%(9)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025 and 2024, and the period ended September 30, 2023).
(9)	For the year ended September 30, 2023.
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the
10

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Notes to Financial Statements — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$1,492,204	$3,675,242
Long-term capital gains	$42,800,328	$2,638,229
During the year ended September 30, 2025, distributable earnings was decreased by $20,393,314 and paid-in capital was increased by $20,393,314 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 734,498
Undistributed long-term capital gains	94,604,515
Net unrealized appreciation	348,919,527
Distributable earnings	$444,258,540
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$525,997,275
Gross unrealized appreciation	$355,441,232
Gross unrealized depreciation	(6,521,706)
Net unrealized appreciation	$348,919,526
11

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the year ended September 30, 2025, the investment adviser fee amounted to $6,211,672 or 0.64% of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment adviser fee paid was reduced by $30,405 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, EVM earned $84,005 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,853 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2025 amounted to $190,808 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2025, the Fund paid or accrued to EVD $408,305 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2025 amounted to $136,102 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2025, the Fund was informed that EVD received $2,594 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $101,190,543 and $472,234,278, respectively, for the year ended September 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	372,911	$ 8,057,242	1,117,347	$ 21,923,962
Issued to shareholders electing to receive payments of distributions in Fund shares	124,419	2,684,954	11,731	224,177
Redemptions	(1,228,157)	(26,555,044)	(1,626,396)	(32,288,029)
Net decrease	(730,827)	$(15,812,848)	(497,318)	$(10,139,890)
Class C
Sales	247,346	$ 4,690,543	625,827	$ 11,046,578
Issued to shareholders electing to receive payments of distributions in Fund shares	115,116	2,179,156	6,343	107,570
Redemptions	(521,783)	(9,880,485)	(479,195)	(8,539,066)
Net increase (decrease)	(159,321)	$ (3,010,786)	152,975	$ 2,615,082
Class I
Sales	9,068,552	$168,096,088	15,770,399	$274,408,050
Issued to shareholders electing to receive payments of distributions in Fund shares	1,941,614	36,327,590	356,622	5,934,199
Redemptions	(29,949,614)	(559,165,146)	(23,419,647)	(414,027,987)
Net decrease	(18,939,448)	$(354,741,468)	(7,292,626)	$(133,685,738)
Class R6
Sales	2,055,474	$ 39,088,303	1,887,941	$ 34,132,422
Issued to shareholders electing to receive payments of distributions in Fund shares	132,107	2,471,729	211	3,506
Redemptions	(693,894)	(13,107,505)	(135,081)	(2,480,011)
Net increase	1,493,687	$ 28,452,527	1,753,071	$ 31,655,917
13

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
9  Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $23,710,652, which represents 2.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$41,292,074	$307,151,055	$(324,732,477)	$ —	$ —	$23,710,652	$935,576	23,710,652
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$851,206,149*	$ —	$ —	$851,206,149
Short-Term Investments	23,710,652	—	—	23,710,652
Total Investments	$ 874,916,801	$ —	$ —	$874,916,801
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
14

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Focused Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Focused Growth Fund (the "Fund"), one of the funds constituting Eaton Vance Growth Trust, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
15

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $6,859,198, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $119,279,662 or, if subsequently determined to be different, the net capital gain of such year.
16

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
18

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) and Boston Management and Research (the “Adviser”) and the sub-advisory agreement between the Adviser and Atlanta Capital Management Company, LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board considered information from the Adviser and the Sub-adviser regarding the reasons for the Fund’s relative underperformance, including stock selection in certain sectors. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
19

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EAALX-NCSR    9.30.25

Eaton Vance
Atlanta Capital Select Equity Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
Atlanta Capital Select Equity Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Portfolio of Investments

Common Stocks — 98.1%
Security	Shares	Value
Building Products — 2.5%
Carlisle Cos., Inc.	46,743	$ 15,376,577
		$ 15,376,577
Capital Markets — 3.2%
Intercontinental Exchange, Inc.	18,530	$ 3,121,934
S&P Global, Inc.	34,732	16,904,412
		$ 20,026,346
Chemicals — 2.6%
Sherwin-Williams Co.	46,379	$ 16,059,192
		$ 16,059,192
Construction Materials — 4.8%
Martin Marietta Materials, Inc.	47,164	$ 29,726,526
		$ 29,726,526
Electrical Equipment — 2.9%
AMETEK, Inc.	97,153	$ 18,264,764
		$ 18,264,764
Electronic Equipment, Instruments & Components — 8.3%
CDW Corp.	169,529	$ 27,002,579
Trimble, Inc.(1)	299,634	24,465,116
		$ 51,467,695
Financial Services — 9.4%
Fiserv, Inc.(1)	262,609	$ 33,858,178
Visa, Inc., Class A	70,812	24,173,801
		$ 58,031,979
Health Care Equipment & Supplies — 3.7%
STERIS PLC	92,672	$ 22,930,760
		$ 22,930,760
Insurance — 10.7%
Markel Group, Inc.(1)	15,528	$ 29,679,598
White Mountains Insurance Group Ltd.	21,788	36,419,078
		$ 66,098,676
Security	Shares	Value
Interactive Media & Services — 7.9%
Alphabet, Inc., Class C	199,497	$ 48,587,494
		$ 48,587,494
IT Services — 7.3%
Gartner, Inc.(1)	39,445	$ 10,368,907
GoDaddy, Inc., Class A(1)	253,862	34,735,938
		$ 45,104,845
Life Sciences Tools & Services — 5.2%
Danaher Corp.	63,596	$ 12,608,543
Thermo Fisher Scientific, Inc.	40,271	19,532,240
		$ 32,140,783
Professional Services — 10.7%
Booz Allen Hamilton Holding Corp.	124,682	$ 12,461,966
Broadridge Financial Solutions, Inc.	34,575	8,234,728
Equifax, Inc.	65,993	16,929,184
TransUnion	229,456	19,223,824
Verisk Analytics, Inc.	36,975	9,299,582
		$ 66,149,284
Software — 3.6%
Autodesk, Inc.(1)	69,707	$ 22,143,823
		$ 22,143,823
Specialty Retail — 15.3%
O'Reilly Automotive, Inc.(1)	211,408	$ 22,791,897
Ross Stores, Inc.	166,519	25,375,830
TJX Cos., Inc.	320,596	46,338,946
		$ 94,506,673
Total Common Stocks (identified cost $282,669,096)		$606,615,417

1
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Portfolio of Investments — continued

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	12,274,408	$ 12,274,408
Total Short-Term Investments (identified cost $12,274,408)		$ 12,274,408
Total Investments — 100.1% (identified cost $294,943,504)		$618,889,825
Other Assets, Less Liabilities — (0.1)%		$ (813,584)
Net Assets — 100.0%		$618,076,241
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of September 30, 2025.
2
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Unaffiliated investments, at value (identified cost $282,669,096)	$606,615,417
Affiliated investments, at value (identified cost $12,274,408)	12,274,408
Dividends receivable	71,378
Dividends receivable from affiliated investments	37,217
Receivable for Fund shares sold	211,597
Tax reclaims receivable	143,538
Receivable from affiliates	24,306
Trustees' deferred compensation plan	35,610
Total assets	$619,413,471
Liabilities
Payable for Fund shares redeemed	$720,450
Payable to affiliates:
Investment adviser and administration fee	363,366
Distribution and service fees	31,821
Sub-transfer agency fee	2,704
Trustees' deferred compensation plan	35,610
Accrued expenses	183,279
Total liabilities	$1,337,230
Net Assets	$618,076,241
Sources of Net Assets
Paid-in capital	$218,910,970
Distributable earnings	399,165,271
Net Assets	$618,076,241
Class A Shares
Net Assets	$69,011,291
Shares Outstanding	2,078,164
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$33.21
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$35.05
Class C Shares
Net Assets	$20,442,240
Shares Outstanding	693,323
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$29.48
Class I Shares
Net Assets	$521,666,548
Shares Outstanding	15,091,708
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.57
Class R6 Shares
Net Assets	$6,956,162
Shares Outstanding	200,218
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.74
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income	$3,767,462
Dividend income from affiliated investments	721,409
Securities lending income, net	46
Total investment income	$4,488,917
Expenses
Investment adviser and administration fee	$5,142,368
Distribution and service fees:
Class A	186,604
Class C	254,263
Trustees’ fees and expenses	48,222
Custodian fee	182,059
Transfer and dividend disbursing agent fees	377,357
Legal and accounting services	81,960
Printing and postage	31,837
Registration fees	65,530
Miscellaneous	52,572
Total expenses	$6,422,772
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$85,166
Total expense reductions	$85,166
Net expenses	$6,337,606
Net investment loss	$(1,848,689)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$91,199,701
Net realized gain	$91,199,701
Change in unrealized appreciation (depreciation):
Investments	$(104,336,844)
Net change in unrealized appreciation (depreciation)	$(104,336,844)
Net realized and unrealized loss	$(13,137,143)
Net decrease in net assets from operations	$(14,985,832)
4
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(1,848,689)	$(1,891,014)
Net realized gain	91,199,701	35,288,558
Net change in unrealized appreciation (depreciation)	(104,336,844)	146,665,575
Net increase (decrease) in net assets from operations	$(14,985,832)	$180,063,119
Distributions to shareholders:
Class A	$(3,454,431)	$(2,209,642)
Class C	(1,405,899)	(987,434)
Class I	(29,354,276)	(16,261,078)
Class R6	(324,656)	(153,914)
Total distributions to shareholders	$(34,539,262)	$(19,612,068)
Transactions in shares of beneficial interest:
Class A	$(3,107,667)	$(16,382,378)
Class C	(6,827,646)	(9,066,288)
Class I	(129,675,410)	(40,100,564)
Class R6	(90,375)	561,533
Net decrease in net assets from Fund share transactions	$(139,701,098)	$(64,987,697)
Net increase (decrease) in net assets	$(189,226,192)	$95,463,354
Net Assets
At beginning of year	$807,302,433	$711,839,079
At end of year	$618,076,241	$807,302,433
5
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$35.53	$28.89	$25.63	$32.70	$26.97
Income (Loss) From Operations
Net investment loss(1)	$(0.15)	$(0.14)	$(0.09)	$(0.12)	$(0.13)
Net realized and unrealized gain (loss)	(0.57)	7.61	5.10	(4.87)	6.84
Total income (loss) from operations	$(0.72)	$7.47	$5.01	$(4.99)	$6.71
Less Distributions
From net realized gain	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Total distributions	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Net asset value — End of year	$33.21	$35.53	$28.89	$25.63	$32.70
Total Return(2)	(2.33)%	26.33%	19.95%	(16.13)%	25.32%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$69,011	$77,277	$77,342	$64,515	$87,943
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.06%	1.05%	1.06%	1.04%	1.03%
Net expenses	1.05%(4)	1.05%(4)	1.05%(4)	1.04%(4)	1.03%
Net investment loss	(0.44)%	(0.43)%	(0.33)%	(0.39)%	(0.40)%
Portfolio Turnover	12%	2%	1%	9%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$31.95	$26.24	$23.60	$30.48	$25.39
Income (Loss) From Operations
Net investment loss(1)	$(0.37)	$(0.35)	$(0.28)	$(0.32)	$(0.34)
Net realized and unrealized gain (loss)	(0.50)	6.89	4.67	(4.48)	6.41
Total income (loss) from operations	$(0.87)	$6.54	$4.39	$(4.80)	$6.07
Less Distributions
From net realized gain	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Total distributions	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Net asset value — End of year	$29.48	$31.95	$26.24	$23.60	$30.48
Total Return(2)	(3.09)%	25.43%	18.99%	(16.72)%	24.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,442	$29,372	$32,070	$36,518	$51,206
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.81%	1.80%	1.81%	1.79%	1.78%
Net expenses	1.80%(4)	1.80%(4)	1.80%(4)	1.79%(4)	1.78%
Net investment loss	(1.19)%	(1.18)%	(1.09)%	(1.14)%	(1.16)%
Portfolio Turnover	12%	2%	1%	9%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$36.84	$29.85	$26.37	$33.50	$27.54
Income (Loss) From Operations
Net investment loss(1)	$(0.07)	$(0.06)	$(0.02)	$(0.04)	$(0.05)
Net realized and unrealized gain (loss)	(0.60)	7.88	5.25	(5.01)	6.99
Total income (loss) from operations	$(0.67)	$7.82	$5.23	$(5.05)	$6.94
Less Distributions
From net realized gain	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Total distributions	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Net asset value — End of year	$34.57	$36.84	$29.85	$26.37	$33.50
Total Return(2)	(2.10)%	26.67%	20.24%	(15.92)%	25.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$521,667	$693,132	$596,813	$540,296	$799,388
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.81%	0.80%	0.81%	0.79%	0.78%
Net expenses	0.80%(4)	0.80%(4)	0.80%(4)	0.79%(4)	0.78%
Net investment loss	(0.19)%	(0.18)%	(0.08)%	(0.14)%	(0.16)%
Portfolio Turnover	12%	2%	1%	9%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$37.00	$29.96	$26.45	$33.58	$27.60
Income (Loss) From Operations
Net investment loss(1)	$(0.05)	$(0.04)	$(0.00)(2)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	(0.61)	7.91	5.26	(4.98)	7.00
Total income (loss) from operations	$(0.66)	$7.87	$5.26	$(5.05)	$6.96
Less Distributions
From net realized gain	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Total distributions	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Net asset value — End of year	$34.74	$37.00	$29.96	$26.45	$33.58
Total Return(3)	(2.06)%	26.74%	20.30%	(15.88)%	25.66%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,956	$7,520	$5,614	$2,716	$27,577
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76%	0.75%	0.76%	0.74%	0.74%
Net expenses	0.75%(5)	0.75%(5)	0.75%(5)	0.74%(5)	0.74%
Net investment loss	(0.14)%	(0.12)%	(0.01)%	(0.20)%	(0.11)%
Portfolio Turnover	12%	2%	1%	9%	11%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business
10

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Notes to Financial Statements — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Long-term capital gains	$34,539,262	$19,612,068
During the year ended September 30, 2025, distributable earnings was decreased by $10,438,442 and paid-in capital was increased by $10,438,442 due to the Fund’s use of equalization accounting and differences between book and tax accounting for net operating losses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 76,465,171
Late year ordinary losses	(1,411,265)
Net unrealized appreciation	324,111,365
Distributable earnings	$399,165,271
At September 30, 2025, the Fund had a late year ordinary loss of $1,411,265 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
11

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$294,778,460
Gross unrealized appreciation	$329,453,121
Gross unrealized depreciation	(5,341,756)
Net unrealized appreciation	$324,111,365
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.675%
$1 billion but less than $2.5 billion	0.650%
$2.5 billion but less than $5 billion	0.630%
$5 billion and over	0.615%
For the year ended September 30, 2025, the investment adviser and administration fee amounted to $5,142,368 or 0.69% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Atlanta Capital a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment adviser and administration fee paid was reduced by $23,995 relating to the Fund’s investment in the Liquidity Fund.
EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2026. Pursuant to this agreement, EVM and Atlanta Capital waived and/or reimbursed $61,171 in total of the Fund's operating expenses for the year ended September 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, EVM earned $14,215 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,494 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2025 in the amount of $2,279. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
12

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2025 amounted to $186,604 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2025, the Fund paid or accrued to EVD $190,697 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2025 amounted to $63,566 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2025, the Fund was informed that EVD received $1,026 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $83,993,137 and $256,584,858, respectively, for the year ended September 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	302,682	$ 10,431,069	418,951	$ 13,619,134
Issued to shareholders electing to receive payments of distributions in Fund shares	79,935	2,848,866	63,869	1,953,098
Redemptions	(479,151)	(16,387,602)	(985,492)	(31,954,610)
Net decrease	(96,534)	$ (3,107,667)	(502,672)	$(16,382,378)
Class C
Sales	41,061	$ 1,276,438	69,914	$ 2,023,908
Issued to shareholders electing to receive payments of distributions in Fund shares	38,262	1,217,880	27,909	771,975
Redemptions	(305,262)	(9,321,964)	(400,540)	(11,862,171)
Net decrease	(225,939)	$ (6,827,646)	(302,717)	$ (9,066,288)
13

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Notes to Financial Statements — continued

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	1,998,951	$ 71,369,270	2,968,477	$ 98,824,814
Issued to shareholders electing to receive payments of distributions in Fund shares	613,546	22,713,488	401,586	12,706,193
Redemptions	(6,337,046)	(223,758,168)	(4,550,869)	(151,631,571)
Net decrease	(3,724,549)	$(129,675,410)	(1,180,806)	$(40,100,564)
Class R6
Sales	18,564	$ 674,783	36,826	$ 1,256,160
Issued to shareholders electing to receive payments of distributions in Fund shares	5,445	202,544	2,807	89,139
Redemptions	(27,044)	(967,702)	(23,780)	(783,766)
Net increase (decrease)	(3,035)	$ (90,375)	15,853	$ 561,533
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At September 30, 2025, the Fund had no securities on loan.
14

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Notes to Financial Statements — continued

10  Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $12,274,408, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$16,069,224	$171,632,280	$(175,427,096)	$ —	$ —	$12,274,408	$721,409	12,274,408
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$606,615,417*	$ —	$ —	$606,615,417
Short-Term Investments	12,274,408	—	—	12,274,408
Total Investments	$ 618,889,825	$ —	$ —	$618,889,825
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
15

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Select Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Select Equity Fund (the "Fund"), one of the funds constituting Eaton Vance Growth Trust, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
16

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $3,667,541, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $90,757,569 or, if subsequently determined to be different, the net capital gain of such year.
17

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1  Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
18

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
19

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Atlanta Capital Management Company, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategies. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including both U.S. and foreign common stocks. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group and lower than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board considered information from the Adviser and the Sub-adviser regarding the reasons for the Fund’s relative underperformance, including stock selection in certain sectors. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings
20

Eaton Vance
Atlanta Capital Select Equity Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
21

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ESEAX-NCSR    9.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 24, 2025